UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 7 of its series: Allspring Disciplined U.S. Core Fund, Allspring Growth Fund, Allspring Large Cap Core Fund, Allspring Large Cap Growth Fund, Allspring Large Company Value Fund, Allspring Premier Large Company Growth Fund and Allspring Special Large Cap Value Fund.

Date of reporting period: January 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2025

EIVDX

Administrator Class

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3750 01-25

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2025

EIVAX

Class A

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$46	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4302 01-25

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2025

EIVCX

Class C

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0417 01-25

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2025

EIVFX

Class R6

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4652 01-25

Semi-Annual Shareholder Report

Special Large Cap Value Fund

January 31, 2025

EIVIX

Institutional Class

This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0517 01-25

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2025

EVSYX

Administrator Class

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$40	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0716 01-25

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2025

EVSAX

Class A

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0616 01-25

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2025

EVSTX

Class C

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4505 01-25

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2025

EVSRX

Class R6

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4680 01-25

Semi-Annual Shareholder Report

Disciplined U.S. Core Fund

January 31, 2025

EVSIX

Institutional Class

This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4102 01-25

Semi-Annual Shareholder Report

Growth Fund

January 31, 2025

SGRKX

Administrator Class

This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3608 01-25

Semi-Annual Shareholder Report

Growth Fund

January 31, 2025

SGRAX

Class A

This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3009 01-25

Semi-Annual Shareholder Report

Growth Fund

January 31, 2025

WGFCX

Class C

This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3510 01-25

Semi-Annual Shareholder Report

Growth Fund

January 31, 2025

SGRHX

Class R6

This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4683 01-25

Semi-Annual Shareholder Report

Growth Fund

January 31, 2025

SGRNX

Institutional Class

This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3105 01-25

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2025

WFLLX

Administrator Class

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3723 01-25

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2025

EGOAX

Class A

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$58	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4314 01-25

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2025

EGOCX

Class C

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$98	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4519 01-25

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2025

EGORX

Class R6

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4685 01-25

Semi-Annual Shareholder Report

Large Cap Core Fund

January 31, 2025

EGOIX

Institutional Class

This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4703 01-25

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2025

STDFX

Administrator Class

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$50	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3751 01-25

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2025

STAFX

Class A

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3354 01-25

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2025

STOFX

Class C

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3549 01-25

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2025

STFFX

Class R6

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4653 01-25

Semi-Annual Shareholder Report

Large Cap Growth Fund

January 31, 2025

STNFX

Institutional Class

This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4137 01-25

Semi-Annual Shareholder Report

Large Company Value Fund

January 31, 2025

WWIDX

Administrator Class

This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3607 01-25

Semi-Annual Shareholder Report

Large Company Value Fund

January 31, 2025

WLCAX

Class A

This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3325 01-25

Semi-Annual Shareholder Report

Large Company Value Fund

January 31, 2025

WFLVX

Class C

This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$81	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3536 01-25

Semi-Annual Shareholder Report

Large Company Value Fund

January 31, 2025

WTLVX

Class R6

This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4693 01-25

Semi-Annual Shareholder Report

Large Company Value Fund

January 31, 2025

WLCIX

Institutional Class

This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3156 01-25

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2025

WFPDX

Administrator Class

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3721 01-25

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2025

EKJAX

Class A

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$61	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4325 01-25

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2025

EKJCX

Class C

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0948 01-25

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2025

EKJFX

Class R6

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4654 01-25

Semi-Annual Shareholder Report

Premier Large Company Growth Fund

January 31, 2025

EKJYX

Institutional Class

This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$39	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4123 01-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Disciplined U.S. Core Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.99%
Communication services: 10.23%
Diversified telecommunication services: 0.52%
AT&T, Inc.	271,124	$6,433,773
Entertainment: 1.78%
Netflix, Inc.†	16,222	15,845,001
Spotify Technology SA†	11,155	6,119,075
		21,964,076
Interactive media & services: 7.60%
Alphabet, Inc. Class A	120,282	24,539,934
Alphabet, Inc. Class C	139,577	28,697,031
Meta Platforms, Inc. Class A	59,056	40,700,214
		93,937,179
Media: 0.33%
Comcast Corp. Class A	120,687	4,062,324
Consumer discretionary: 10.58%
Automobiles: 2.12%
Ford Motor Co.	108,364	1,092,309
Tesla, Inc.†	62,182	25,158,837
		26,251,146
Broadline retail: 4.83%
Amazon.com, Inc.†	239,700	56,971,896
eBay, Inc.	39,956	2,696,231
		59,668,127
Hotels, restaurants & leisure: 0.85%
Expedia Group, Inc.†	26,246	4,486,754
McDonald’s Corp.	15,745	4,545,581
Royal Caribbean Cruises Ltd.	5,781	1,541,215
		10,573,550
Household durables: 0.64%
Lennar Corp. Class A	30,847	4,048,360
PulteGroup, Inc.	33,571	3,819,709
		7,868,069
Specialty retail: 1.72%
Home Depot, Inc.	27,857	11,476,527
TJX Cos., Inc.	78,840	9,838,444
		21,314,971
Textiles, apparel & luxury goods: 0.42%
Crocs, Inc.†	11,146	1,137,672
Deckers Outdoor Corp.†	22,734	4,032,102
		5,169,774
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Consumer staples: 6.01%
Beverages: 0.39%
PepsiCo, Inc.	31,663	$4,771,297
Consumer staples distribution & retail: 2.80%
Costco Wholesale Corp.	14,902	14,602,172
Target Corp.	33,691	4,646,326
Walmart, Inc.	156,690	15,380,690
		34,629,188
Food products: 0.21%
Archer-Daniels-Midland Co.	17,570	900,111
Bunge Global SA	22,542	1,716,123
		2,616,234
Household products: 1.51%
Colgate-Palmolive Co.	80,939	7,017,411
Kimberly-Clark Corp.	36,601	4,757,032
Procter & Gamble Co.	41,490	6,886,925
		18,661,368
Tobacco: 1.10%
Altria Group, Inc.	167,863	8,767,485
Philip Morris International, Inc.	37,616	4,897,603
		13,665,088
Energy: 2.39%
Oil, gas & consumable fuels: 2.39%
Chevron Corp.	34,695	5,176,147
EOG Resources, Inc.	27,121	3,411,551
Exxon Mobil Corp.	70,968	7,581,511
Marathon Petroleum Corp.	33,597	4,895,419
Phillips 66	31,117	3,667,761
Valero Energy Corp.	36,054	4,795,182
		29,527,571
Financials: 14.61%
Banks: 4.19%
Bank of America Corp.	130,100	6,023,630
Citigroup, Inc.	94,596	7,702,952
East West Bancorp, Inc.	39,368	4,053,723
JPMorgan Chase & Co.	78,774	21,056,290
Wells Fargo & Co.	164,286	12,945,737
		51,782,332
Capital markets: 3.09%
Ameriprise Financial, Inc.	15,287	8,306,344
Bank of New York Mellon Corp.	107,111	9,204,048
BlackRock, Inc.	3,176	3,415,788
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
Goldman Sachs Group, Inc.	16,527	$10,583,891
Interactive Brokers Group, Inc. Class A	30,581	6,649,533
		38,159,604
Consumer finance: 0.68%
American Express Co.	8,836	2,804,988
Capital One Financial Corp.	27,846	5,672,509
		8,477,497
Financial services: 4.37%
Apollo Global Management, Inc.	41,408	7,079,940
Berkshire Hathaway, Inc. Class B†	39,107	18,328,278
Corpay, Inc.†	6,031	2,294,735
Mastercard, Inc. Class A	13,061	7,254,471
PayPal Holdings, Inc.†	33,524	2,969,556
Visa, Inc. Class A	47,336	16,179,445
		54,106,425
Insurance: 2.28%
Everest Group Ltd.	6,021	2,092,358
Hartford Financial Services Group, Inc.	58,568	6,533,260
MetLife, Inc.	57,953	5,013,514
Progressive Corp.	31,185	7,685,232
Reinsurance Group of America, Inc.	29,940	6,822,128
		28,146,492
Health care: 9.61%
Biotechnology: 2.01%
AbbVie, Inc.	52,727	9,696,495
Amgen, Inc.	5,429	1,549,545
Exelixis, Inc.†	172,007	5,702,032
Gilead Sciences, Inc.	21,247	2,065,209
Regeneron Pharmaceuticals, Inc.†	5,588	3,760,612
Vertex Pharmaceuticals, Inc.†	4,597	2,122,343
		24,896,236
Health care equipment & supplies: 2.18%
Abbott Laboratories	45,562	5,828,747
Boston Scientific Corp.†	47,941	4,907,241
Hologic, Inc.†	27,026	1,949,655
Intuitive Surgical, Inc.†	13,784	7,882,794
Stryker Corp.	16,279	6,369,810
		26,938,247
Health care providers & services: 2.20%
Cencora, Inc.	15,074	3,831,961
Centene Corp.†	55,385	3,546,302
CVS Health Corp.	80,367	4,539,128
Elevance Health, Inc.	8,007	3,168,370
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
McKesson Corp.	7,999	$4,757,405
Tenet Healthcare Corp.†	12,880	1,814,663
UnitedHealth Group, Inc.	10,228	5,548,588
		27,206,417
Life sciences tools & services: 0.44%
Thermo Fisher Scientific, Inc.	9,014	5,388,119
Pharmaceuticals: 2.78%
Eli Lilly & Co.	17,319	14,047,095
Jazz Pharmaceuticals PLC†	9,960	1,238,725
Johnson & Johnson	28,160	4,284,544
Merck & Co., Inc.	47,843	4,727,845
Pfizer, Inc.	180,271	4,780,787
Zoetis, Inc.	31,288	5,347,119
		34,426,115
Industrials: 8.15%
Aerospace & defense: 1.50%
General Dynamics Corp.	6,856	1,761,855
General Electric Co.	12,639	2,572,921
Howmet Aerospace, Inc.	49,357	6,247,609
Lockheed Martin Corp.	10,213	4,728,108
Northrop Grumman Corp.	6,577	3,204,775
		18,515,268
Building products: 1.06%
Builders FirstSource, Inc.†	35,079	5,868,015
Owens Corning	29,366	5,419,495
Trane Technologies PLC	4,826	1,750,632
		13,038,142
Commercial services & supplies: 0.34%
Waste Management, Inc.	19,341	4,260,049
Construction & engineering: 0.59%
EMCOR Group, Inc.	12,304	5,512,930
MasTec, Inc.†	12,063	1,750,221
		7,263,151
Electrical equipment: 0.37%
Emerson Electric Co.	24,739	3,214,833
Vertiv Holdings Co. Class A	11,960	1,399,559
		4,614,392
Ground transportation: 0.25%
Uber Technologies, Inc.†	45,920	3,069,752
Industrial conglomerates: 0.54%
Honeywell International, Inc.	29,938	6,697,729
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Machinery: 1.83%
Allison Transmission Holdings, Inc.	45,654	$5,366,171
Caterpillar, Inc.	13,754	5,108,786
PACCAR, Inc.	40,557	4,496,960
Parker-Hannifin Corp.	10,746	7,597,960
		22,569,877
Passenger airlines: 0.75%
United Airlines Holdings, Inc.†	87,840	9,296,986
Professional services: 0.74%
CACI International, Inc. Class A†	10,829	4,182,809
Leidos Holdings, Inc.	35,261	5,008,120
		9,190,929
Trading companies & distributors: 0.18%
WESCO International, Inc.	11,953	2,211,305
Information technology: 30.20%
Communications equipment: 1.38%
Arista Networks, Inc.†	50,197	5,784,200
Cisco Systems, Inc.	186,382	11,294,749
		17,078,949
Electronic equipment, instruments & components: 1.09%
Jabil, Inc.	28,261	4,589,869
TD SYNNEX Corp.	32,492	4,630,435
Zebra Technologies Corp. Class A†	10,938	4,287,040
		13,507,344
IT services: 0.85%
Accenture PLC Class A	12,705	4,890,790
Twilio, Inc. Class A†	11,394	1,670,132
VeriSign, Inc.†	18,115	3,894,725
		10,455,647
Semiconductors & semiconductor equipment: 10.02%
Advanced Micro Devices, Inc.†	19,302	2,238,067
Applied Materials, Inc.	34,426	6,208,729
Broadcom, Inc.	137,912	30,515,788
Intel Corp.	32,469	630,873
KLA Corp.	8,438	6,229,269
Lam Research Corp.	15,763	1,277,591
NVIDIA Corp.	566,290	67,994,440
QUALCOMM, Inc.	50,820	8,788,303
		123,883,060
Software: 10.25%
Adobe, Inc.†	12,748	5,576,613
Autodesk, Inc.†	4,515	1,405,700
Cadence Design Systems, Inc.†	3,437	1,022,920
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Software(continued)
DocuSign, Inc. Class A†	57,710	$5,582,288
Fortinet, Inc.†	50,642	5,108,765
Microsoft Corp.	180,380	74,868,523
Oracle Corp.	12,748	2,167,925
Palantir Technologies, Inc. Class A†	36,195	2,985,726
Salesforce, Inc.	42,942	14,673,281
ServiceNow, Inc.†	9,867	10,048,355
Zoom Communications, Inc. Class A†	38,241	3,324,673
		126,764,769
Technology hardware, storage & peripherals: 6.61%
Apple, Inc.	346,081	81,675,116
Materials: 1.51%
Chemicals: 0.57%
CF Industries Holdings, Inc.	11,301	1,042,065
Linde PLC	13,363	5,961,502
		7,003,567
Construction materials: 0.14%
Eagle Materials, Inc.	6,545	1,680,363
Containers & packaging: 0.42%
Crown Holdings, Inc.	59,279	5,208,253
Metals & mining: 0.38%
Freeport-McMoRan, Inc.	70,152	2,514,949
Royal Gold, Inc.	15,888	2,221,460
		4,736,409
Real estate: 2.39%
Hotel & resort REITs: 0.20%
Host Hotels & Resorts, Inc.	150,404	2,513,251
Industrial REITs: 0.36%
Prologis, Inc.	37,706	4,496,440
Retail REITs: 0.66%
Simon Property Group, Inc.	46,657	8,111,786
Specialized REITs: 1.17%
American Tower Corp.	4,582	847,441
Gaming & Leisure Properties, Inc.	88,324	4,273,998
Millrose Properties, Inc. Class A♦†	14,875	164,518
Public Storage	13,694	4,087,385
VICI Properties, Inc. Class A	169,144	5,035,417
		14,408,759
Utilities: 2.31%
Electric utilities: 1.75%
American Electric Power Co., Inc.	70,285	6,913,232
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Electric utilities(continued)
Duke Energy Corp.	75,934	$8,503,849
NextEra Energy, Inc.	86,802	6,211,551
		21,628,632
Multi-utilities: 0.56%
Public Service Enterprise Group, Inc.	83,328	6,961,221
Total common stocks (Cost $561,439,500)		1,211,482,365

		Yield
Short-term investments: 1.50%
Investment companies: 1.50%
Allspring Government Money Market Fund Select Class♠∞		4.32%	18,597,598	18,597,598
Total short-term investments (Cost $18,597,598)				18,597,598
Total investments in securities (Cost $580,037,098)	99.49%			1,230,079,963
Other assets and liabilities, net	0.51			6,269,499
Total net assets	100.00%			$1,236,349,462

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,805,163	$104,453,831	$(95,661,396)	$0	$0	$18,597,598	18,597,598	$529,094
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	66	3-21-2025	$19,942,725	$20,021,925	$79,200	$0
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined U.S. Core Fund

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $561,439,500)	$1,211,482,365
Investments in affiliated securities, at value (cost $18,597,598)	18,597,598
Cash	7
Cash at broker segregated for futures contracts	2,008,443
Receivable for Fund shares sold	4,543,996
Receivable for dividends	858,155
Prepaid expenses and other assets	273,435
Total assets	1,237,763,999
Liabilities
Payable for Fund shares redeemed	412,663
Management fee payable	359,162
Payable for investments purchased	164,518
Administration fees payable	154,240
Shareholder servicing fees payable	148,293
Payable for daily variation margin on open futures contracts	105,600
Distribution fees payable	6,030
Trustees’ fees and expenses payable	2,025
Accrued expenses and other liabilities	62,006
Total liabilities	1,414,537
Total net assets	$1,236,349,462
Net assets consist of
Paid-in capital	$536,728,601
Total distributable earnings	699,620,861
Total net assets	$1,236,349,462
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 9

Statement of assets and liabilities—January 31, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$599,131,890
Shares outstanding–Class A1	25,154,066
Net asset value per share–Class A	$23.82
Maximum offering price per share – Class A2	$25.27
Net assets–Class C	$11,790,357
Shares outstanding–Class C1	561,508
Net asset value per share–Class C	$21.00
Net assets–Class R6	$261,600,833
Shares outstanding–Class R6[1]	10,549,419
Net asset value per share–Class R6	$24.80
Net assets–Administrator Class	$52,565,938
Shares outstanding–Administrator Class[1]	2,106,450
Net asset value per share–Administrator Class	$24.95
Net assets–Institutional Class	$311,260,444
Shares outstanding–Institutional Class[1]	12,734,612
Net asset value per share–Institutional Class	$24.44
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined U.S. Core Fund

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$7,569,127
Income from affiliated securities	529,094
Interest	27,081
Total investment income	8,125,302
Expenses
Management fee	2,034,288
Administration fees
Class A	586,655
Class C	11,466
Class R6	41,529
Administrator Class	35,579
Institutional Class	158,439
Shareholder servicing fees
Class A	733,319
Class C	14,307
Administrator Class	66,241
Distribution fees
Class C	42,920
Custody and accounting fees	18,186
Professional fees	27,781
Registration fees	53,530
Shareholder report expenses	22,115
Trustees’ fees and expenses	11,953
Other fees and expenses	72,392
Total expenses	3,930,700
Less: Fee waivers and/or expense reimbursements
Administrator Class	(3,661)
Institutional Class	(40,127)
Net expenses	3,886,912
Net investment income	4,238,390
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	45,373,326
Futures contracts	944,812
Net realized gains on investments	46,318,138
Net change in unrealized gains (losses) on
Unaffiliated securities	81,666,355
Futures contracts	102,406
Net change in unrealized gains (losses) on investments	81,768,761
Net realized and unrealized gains (losses) on investments	128,086,899
Net increase in net assets resulting from operations	$132,325,289
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment income		$4,238,390		$8,164,489
Net realized gains on investments		46,318,138		66,975,728
Net change in unrealized gains (losses) on investments		81,768,761		139,675,115
Net increase in net assets resulting from operations		132,325,289		214,815,332
Distributions to shareholders from
Net investment income and net realized gains
Class A		(36,606,550)		(40,486,185)
Class C		(697,774)		(1,449,758)
Class R6		(16,920,202)		(21,709,229)
Administrator Class		(3,344,357)		(4,030,698)
Institutional Class		(15,851,110)		(14,270,995)
Total distributions to shareholders		(73,419,993)		(81,946,865)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	669,217	15,830,273	1,680,265	33,940,785
Class C	92,185	1,916,606	179,270	3,243,001
Class R6	306,956	7,500,814	829,630	18,130,708
Administrator Class	81,857	2,048,020	132,964	2,833,848
Institutional Class	3,830,087	93,142,178	2,850,642	59,023,436
		120,437,891		117,171,778
Reinvestment of distributions
Class A	1,443,487	34,313,174	2,047,727	38,054,266
Class C	27,843	581,921	85,411	1,401,599
Class R6	637,773	15,805,286	1,084,643	21,005,503
Administrator Class	122,725	3,056,528	183,211	3,560,711
Institutional Class	604,427	14,756,748	691,110	13,196,886
		68,513,657		77,218,965
Payment for shares redeemed
Class A	(1,320,187)	(31,167,075)	(2,964,034)	(59,726,218)
Class C	(142,756)	(2,953,222)	(669,351)	(12,092,198)
Class R6	(1,970,351)	(49,048,073)	(2,515,487)	(53,483,329)
Administrator Class	(314,392)	(7,816,526)	(390,573)	(8,249,813)
Institutional Class	(940,009)	(22,738,471)	(1,531,339)	(31,801,020)
		(113,723,367)		(165,352,578)
Net increase in net assets resulting from capital share transactions		75,228,181		29,038,165
Total increase in net assets		134,133,477		161,906,632
Net assets
Beginning of period		1,102,215,985		940,309,353
End of period		$1,236,349,462		$1,102,215,985
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined U.S. Core Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.62	$20.05	$20.25	$22.77	$18.22	$17.29
Net investment income	0.07 [1]	0.14 [1]	0.13	0.16	0.14	0.23
Net realized and unrealized gains (losses) on investments	2.66	4.18	2.06	(0.78)	6.18	1.47
Total from investment operations	2.73	4.32	2.19	(0.62)	6.32	1.70
Distributions to shareholders from
Net investment income	(0.13)	(0.14)	(0.15)	(0.16)	(0.33)	(0.33)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.53)	(1.75)	(2.39)	(1.90)	(1.77)	(0.77)
Net asset value, end of period	$23.82	$22.62	$20.05	$20.25	$22.77	$18.22
Total return[2]	12.09%	23.54%	13.00%	(3.60)%	36.73%	9.97%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.85%	0.84%	0.85%	0.86%
Net expenses	0.83%	0.83%	0.84%	0.84%	0.85%	0.85%
Net investment income	0.55%	0.67%	0.82%	0.73%	0.76%	1.25%
Supplemental data
Portfolio turnover rate	14%	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$599,132	$551,170	$473,167	$453,829	$521,702	$421,005

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.06	$17.96	$18.37	$20.82	$16.70	$15.85
Net investment income (loss)	(0.02)[1]	(0.01)[1]	0.03	(0.00)[2]	0.02	0.11
Net realized and unrealized gains (losses) on investments	2.36	3.72	1.80	(0.71)	5.64	1.32
Total from investment operations	2.34	3.71	1.83	(0.71)	5.66	1.43
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.10)	(0.14)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.40)	(1.61)	(2.24)	(1.74)	(1.54)	(0.58)
Net asset value, end of period	$21.00	$20.06	$17.96	$18.37	$20.82	$16.70
Total return[3]	11.68%	22.64%	12.12%	(4.30)%	35.80%	9.09%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.60%	1.59%	1.60%	1.60%
Net expenses	1.58%	1.56%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	(0.19)%	(0.03)%	0.08%	(0.02)%	0.02%	0.51%
Supplemental data
Portfolio turnover rate	14%	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$11,790	$11,722	$17,763	$21,381	$27,121	$29,141

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.54	$20.79	$20.93	$23.46	$18.72	$17.76
Net investment income	0.12 [1]	0.23 [1]	0.21	0.26 [1]	0.24	0.31
Net realized and unrealized gains (losses) on investments	2.77	4.36	2.14	(0.80)	6.36	1.51
Total from investment operations	2.89	4.59	2.35	(0.54)	6.60	1.82
Distributions to shareholders from
Net investment income	(0.23)	(0.23)	(0.25)	(0.25)	(0.42)	(0.42)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.63)	(1.84)	(2.49)	(1.99)	(1.86)	(0.86)
Net asset value, end of period	$24.80	$23.54	$20.79	$20.93	$23.46	$18.72
Total return[2]	12.31%	24.08%	13.44%	(3.15)%	37.35%	10.39%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.42%	0.41%	0.42%	0.43%
Net expenses	0.41%	0.41%	0.42%	0.41%	0.42%	0.42%
Net investment income	0.98%	1.09%	1.25%	1.16%	1.18%	1.70%
Supplemental data
Portfolio turnover rate	14%	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$261,601	$272,468	$253,154	$277,956	$340,631	$253,223

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.64	$20.88	$21.00	$23.55	$18.78	$17.80
Net investment income	0.08 [1]	0.16 [1]	0.15	0.19 [1]	0.19 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	2.78	4.38	2.15	(0.82)	6.37	1.53
Total from investment operations	2.86	4.54	2.30	(0.63)	6.56	1.77
Distributions to shareholders from
Net investment income	(0.15)	(0.17)	(0.18)	(0.18)	(0.35)	(0.35)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.55)	(1.78)	(2.42)	(1.92)	(1.79)	(0.79)
Net asset value, end of period	$24.95	$23.64	$20.88	$21.00	$23.55	$18.78
Total return[2]	12.11%	23.66%	13.11%	(3.49)%	36.93%	10.08%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.76%	0.74%	0.77%	0.77%
Net expenses	0.74%	0.74%	0.73%	0.73%	0.74%	0.74%
Net investment income	0.65%	0.76%	0.93%	0.85%	0.89%	1.37%
Supplemental data
Portfolio turnover rate	14%	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$52,566	$52,398	$47,833	$47,831	$51,271	$50,655

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.21	$20.53	$20.69	$23.22	$18.54	$17.57
Net investment income	0.11 [1]	0.21 [1]	0.19	0.24	0.23 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	2.72	4.30	2.12	(0.80)	6.29	1.51
Total from investment operations	2.83	4.51	2.31	(0.56)	6.52	1.80
Distributions to shareholders from
Net investment income	(0.20)	(0.22)	(0.23)	(0.23)	(0.40)	(0.39)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.60)	(1.83)	(2.47)	(1.97)	(1.84)	(0.83)
Net asset value, end of period	$24.44	$23.21	$20.53	$20.69	$23.22	$18.54
Total return[2]	12.25%	23.96%	13.40%	(3.24)%	37.26%	10.39%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.52%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.90%	1.01%	1.18%	1.09%	1.14%	1.67%
Supplemental data
Portfolio turnover rate	14%	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$311,260	$214,457	$148,392	$142,768	$163,217	$146,707

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
18 | Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $581,066,877 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$659,127,813
Gross unrealized losses	(10,035,527)
Net unrealized gains	$649,092,286
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$126,397,352	$0	$0	$126,397,352
Consumer discretionary	130,845,637	0	0	130,845,637
Consumer staples	74,343,175	0	0	74,343,175
Energy	29,527,571	0	0	29,527,571
Financials	180,672,350	0	0	180,672,350
Health care	118,855,134	0	0	118,855,134
Industrials	100,727,580	0	0	100,727,580
Information technology	373,364,885	0	0	373,364,885
Materials	18,628,592	0	0	18,628,592
Real estate	29,365,718	164,518	0	29,530,236
Utilities	28,589,853	0	0	28,589,853
Short-term investments
Investment companies	18,597,598	0	0	18,597,598
	1,229,915,445	164,518	0	1,230,079,963
Futures contracts	79,200	0	0	79,200
Total assets	$1,229,994,645	$164,518	$0	$1,230,159,163
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.86%
Class C	1.61
Class R6	0.43
Administrator Class	0.74
Institutional Class	0.48
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $4,822 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $161,842,048 and $167,578,320, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2025, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $19,899,136 in long futures contracts during the six months ended January 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Disciplined U.S. Core Fund | 21

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000  revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
22 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Disciplined U.S. Core Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring Disciplined U.S. Core Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0616 01-25

Allspring Special Large Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Special Large Cap Value Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.63%
Communication services: 4.44%
Interactive media & services: 4.44%
Alphabet, Inc. Class C	292,172	$60,070,563
Consumer discretionary: 5.69%
Automobiles: 2.39%
General Motors Co.	651,736	32,234,863
Household durables: 1.94%
D.R. Horton, Inc.	185,155	26,273,494
Textiles, apparel & luxury goods: 1.36%
NIKE, Inc. Class B	238,851	18,367,642
Consumer staples: 7.64%
Beverages: 1.18%
Keurig Dr Pepper, Inc.	495,914	15,918,840
Consumer staples distribution & retail : 1.53%
Walmart, Inc.	210,757	20,687,907
Food products: 2.24%
Mondelez International, Inc. Class A	523,023	30,330,104
Personal care products: 2.69%
Unilever PLC ADR	634,627	36,414,897
Energy: 6.16%
Oil, gas & consumable fuels: 6.16%
ConocoPhillips	283,768	28,044,791
EOG Resources, Inc.	178,229	22,419,426
Exxon Mobil Corp.	307,656	32,866,891
		83,331,108
Financials: 21.83%
Banks: 10.06%
Bank of America Corp.	993,041	45,977,798
Citigroup, Inc.	651,461	53,048,469
JPMorgan Chase & Co.	138,225	36,947,543
		135,973,810
Capital markets: 3.49%
Intercontinental Exchange, Inc.	294,969	47,144,895
Financial services: 6.20%
Berkshire Hathaway, Inc. Class B†	106,955	50,126,600
Fiserv, Inc.†	155,981	33,698,135
		83,824,735
Insurance: 2.08%
American International Group, Inc.	381,827	28,125,377
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care: 13.90%
Biotechnology: 1.56%
Vertex Pharmaceuticals, Inc.†	45,832	$21,159,718
Health care equipment & supplies: 2.66%
Medtronic PLC	396,186	35,981,612
Health care providers & services: 6.64%
Cigna Group	106,518	31,338,661
Humana, Inc.	53,155	15,586,641
Labcorp Holdings, Inc.	171,407	42,817,468
		89,742,770
Life sciences tools & services: 1.29%
ICON PLC ADR†	87,502	17,419,898
Pharmaceuticals: 1.75%
Merck & Co., Inc.	239,183	23,636,064
Industrials: 17.35%
Aerospace & defense: 3.97%
L3Harris Technologies, Inc.	97,722	20,718,041
RTX Corp.	255,086	32,893,340
		53,611,381
Commercial services & supplies: 1.03%
Waste Management, Inc.	63,399	13,964,264
Ground transportation: 4.16%
Canadian Pacific Kansas City Ltd.	705,931	56,192,108
Industrial conglomerates: 2.65%
3M Co.	43,616	6,638,355
Honeywell International, Inc.	130,167	29,120,961
		35,759,316
Machinery: 1.07%
Caterpillar, Inc.	38,991	14,482,817
Trading companies & distributors: 4.47%
AerCap Holdings NV	419,730	40,126,188
Air Lease Corp. Class A	440,630	20,357,106
		60,483,294
Information technology: 10.99%
IT services: 4.75%
Accenture PLC Class A	94,468	36,365,457
International Business Machines Corp.	109,032	27,879,482
		64,244,939
Semiconductors & semiconductor equipment: 1.80%
NXP Semiconductors NV	116,507	24,297,535
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Software: 4.44%
Cadence Design Systems, Inc.†	77,101	$22,946,800
Microsoft Corp.	89,321	37,073,574
		60,020,374
Materials: 3.44%
Chemicals: 2.35%
CF Industries Holdings, Inc.	294,527	27,158,335
Sherwin-Williams Co.	13,000	4,656,080
		31,814,415
Construction materials: 1.09%
Vulcan Materials Co.	53,641	14,705,680
Real estate: 4.26%
Real estate management & development: 2.34%
CBRE Group, Inc. Class A†	218,707	31,655,651
Specialized REITs: 1.92%
Public Storage	86,822	25,914,631
Utilities: 2.93%
Electric utilities: 2.93%
NextEra Energy, Inc.	553,989	39,643,453
Total common stocks (Cost $955,640,556)		1,333,428,155

		Yield
Short-term investments: 1.37%
Investment companies: 1.37%
Allspring Government Money Market Fund Select Class♠∞		4.32%	18,547,402	18,547,402
Total short-term investments (Cost $18,547,402)				18,547,402
Total investments in securities (Cost $974,187,958)	100.00%			1,351,975,557
Other assets and liabilities, net	(0.00)			(46,335)
Total net assets	100.00%			$1,351,929,222

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Cap Value Fund

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,272,868	$74,943,226	$(73,668,692)	$0	$0	$18,547,402	18,547,402	$423,082
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 5

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $955,640,556)	$1,333,428,155
Investments in affiliated securities, at value (cost $18,547,402)	18,547,402
Cash	116
Receivable for Fund shares sold	1,249,085
Receivable for investments sold	927,063
Receivable for dividends	265,344
Prepaid expenses and other assets	134,310
Total assets	1,354,551,475
Liabilities
Payable for investments purchased	1,082,150
Payable for Fund shares redeemed	579,280
Management fee payable	402,605
Shareholder servicing fees payable	365,020
Administration fees payable	168,656
Trustees’ fees and expenses payable	1,295
Distribution fees payable	1,095
Accrued expenses and other liabilities	22,152
Total liabilities	2,622,253
Total net assets	$1,351,929,222
Net assets consist of
Paid-in capital	$946,806,575
Total distributable earnings	405,122,647
Total net assets	$1,351,929,222
Computation of net asset value and offering price per share
Net assets–Class A	$278,886,935
Shares outstanding–Class A1	20,127,515
Net asset value per share–Class A	$13.86
Maximum offering price per share – Class A2	$14.71
Net assets–Class C	$1,638,530
Shares outstanding–Class C1	122,539
Net asset value per share–Class C	$13.37
Net assets–Class R6	$43,880,870
Shares outstanding–Class R6[1]	3,254,509
Net asset value per share–Class R6	$13.48
Net assets–Administrator Class	$511,868,858
Shares outstanding–Administrator Class[1]	34,115,850
Net asset value per share–Administrator Class	$15.00
Net assets–Institutional Class	$515,654,029
Shares outstanding–Institutional Class[1]	36,839,207
Net asset value per share–Institutional Class	$14.00
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Cap Value Fund

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $65,033)	$11,352,749
Income from affiliated securities	423,082
Interest	1,326
Total investment income	11,777,157
Expenses
Management fee	4,621,397
Administration fees
Class A	283,673
Class C	1,436
Class R6	6,743
Administrator Class	337,316
Institutional Class	334,205
Shareholder servicing fees
Class A	346,510
Class C	1,795
Administrator Class	644,370
Distribution fees
Class C	5,384
Custody and accounting fees	20,759
Professional fees	25,771
Registration fees	52,554
Shareholder report expenses	64,877
Trustees’ fees and expenses	12,274
Other fees and expenses	24,276
Total expenses	6,783,340
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,849,447)
Class C	(152)
Class R6	(1,163)
Institutional Class	(13,392)
Net expenses	4,919,186
Net investment income	6,857,971
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	60,310,324
Foreign currency and foreign currency translations	(1,849)
Net realized gains on investments	60,308,475
Net change in unrealized gains (losses) on investments	12,037,744
Net realized and unrealized gains (losses) on investments	72,346,219
Net increase in net assets resulting from operations	$79,204,190
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment income		$6,857,971		$11,541,761
Net realized gains on investments		60,308,475		66,213,831
Net change in unrealized gains (losses) on investments		12,037,744		152,370,259
Net increase in net assets resulting from operations		79,204,190		230,125,851
Distributions to shareholders from
Net investment income and net realized gains
Class A		(22,506,814)		(6,979,591)
Class C		(126,698)		(23,792)
Class R6		(3,828,103)		(1,352,009)
Administrator Class		(38,712,825)		(12,699,409)
Institutional Class		(41,699,399)		(12,992,850)
Total distributions to shareholders		(106,873,839)		(34,047,651)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	207,170	2,967,980	243,763	3,148,442
Class C	43,032	609,139	14,081	174,886
Class R6	87,637	1,217,857	257,947	3,178,792
Administrator Class	87,828	1,355,226	100,251	1,431,276
Institutional Class	3,470,849	50,154,654	17,892,995	222,419,427
		56,304,856		230,352,823
Reinvestment of distributions
Class A	1,573,343	21,531,034	558,881	6,691,648
Class C	9,620	126,698	2,076	23,792
Class R6	286,906	3,828,103	115,420	1,352,009
Administrator Class	2,489,707	36,888,080	933,421	12,045,524
Institutional Class	3,010,636	41,668,312	1,071,017	12,984,694
		104,042,227		33,097,667
Payment for shares redeemed
Class A	(1,135,556)	(16,167,027)	(2,262,850)	(28,357,414)
Class C	(6,952)	(94,472)	(53,365)	(644,223)
Class R6	(298,944)	(4,130,442)	(722,211)	(9,073,597)
Administrator Class	(1,356,846)	(20,655,517)	(2,971,977)	(39,830,289)
Institutional Class	(4,751,977)	(69,137,272)	(10,002,151)	(128,256,273)
		(110,184,730)		(206,161,796)
Net increase in net assets resulting from capital share transactions		50,162,353		57,288,694
Total increase in net assets		22,492,704		253,366,894
Net assets
Beginning of period		1,329,436,518		1,076,069,624
End of period		$1,351,929,222		$1,329,436,518
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.21	$12.18	$11.66	$14.98	$11.35	$13.13
Net investment income	0.06 [1]	0.10 [1]	0.12 [1]	0.06	0.11	0.14
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.78	2.27	1.44	(0.59)	3.66	(0.58)
Total from investment operations	0.84	2.37	1.56	(0.53)	3.77	(0.44)
Distributions to shareholders from
Net investment income	(0.10)	(0.09)	(0.10)	(0.09)	(0.14)	(0.10)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(1.19)	(0.34)	(1.04)	(2.79)	(0.14)	(1.34)
Net asset value, end of period	$13.86	$14.21	$12.18	$11.66	$14.98	$11.35
Total return[3]	6.04%	20.05%	14.17%	(5.29)%	33.49%[4]	(4.25)%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.16%	1.17%	1.17%	1.18%	1.18%
Net expenses	0.88%	1.05%	1.09%	1.09%	1.09%	1.10%
Net investment income	0.85%	0.80%	1.02%	0.52%	0.77%	1.20%
Supplemental data
Portfolio turnover rate	16%	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$278,887	$276,829	$254,988	$249,213	$294,248	$245,977

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.71	$11.76	$11.28	$14.59	$10.99	$12.75
Net investment income (loss)	0.00 [1,2]	0.01 [1]	0.03 [1]	(0.03)[1]	0.01 [1]	0.05 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.05	0.00
Net realized and unrealized gains (losses) on investments	0.75	2.19	1.39	(0.58)	3.54	(0.57)
Total from investment operations	0.75	2.20	1.42	(0.61)	3.60	(0.52)
Distributions to shareholders from
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Net asset value, end of period	$13.37	$13.71	$11.76	$11.28	$14.59	$10.99
Total return[3]	5.58%	19.16%	13.30%	(5.99)%	32.76%[4]	(4.99)%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.93%	1.92%	1.93%	1.94%
Net expenses	1.62%	1.82%	1.86%	1.86%	1.86%	1.86%
Net investment income (loss)	0.06%	0.07%	0.27%	(0.24)%	0.05%	0.44%
Supplemental data
Portfolio turnover rate	16%	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$1,639	$1,053	$1,341	$1,923	$2,356	$4,401

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.50% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.88	$11.90	$11.42	$14.73	$11.16	$12.93
Net investment income	0.09 [1]	0.15 [1]	0.16 [1]	0.18	0.16	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.75	2.22	1.41	(0.64)	3.60	(0.57)
Total from investment operations	0.84	2.37	1.57	(0.46)	3.76	(0.38)
Distributions to shareholders from
Net investment income	(0.15)	(0.14)	(0.15)	(0.15)	(0.19)	(0.15)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(1.24)	(0.39)	(1.09)	(2.85)	(0.19)	(1.39)
Net asset value, end of period	$13.48	$13.88	$11.90	$11.42	$14.73	$11.16
Total return[2]	6.25%	20.60%	14.61%	(4.86)%	34.05%	(3.87)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.75%	0.75%	0.76%	0.76%
Net expenses	0.46%	0.62%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.27%	1.23%	1.47%	0.97%	1.22%	1.67%
Supplemental data
Portfolio turnover rate	16%	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$43,881	$44,138	$41,991	$42,878	$15,313	$11,552

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.30	$13.09	$12.47	$15.83	$11.99	$13.81
Net investment income	0.07 [1]	0.13 [1]	0.15 [1]	0.09	0.13	0.17
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.83	2.45	1.54	(0.63)	3.88	(0.62)
Total from investment operations	0.90	2.58	1.69	(0.54)	4.01	(0.45)
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.13)	(0.12)	(0.17)	(0.13)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(1.20)	(0.37)	(1.07)	(2.82)	(0.17)	(1.37)
Net asset value, end of period	$15.00	$15.30	$13.09	$12.47	$15.83	$11.99
Total return[3]	6.00%	20.31%	14.32%	(5.07)%	33.75%[4]	(4.15)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.10%	1.09%	1.11%	1.11%
Net expenses	0.81%	0.91%	0.92%	0.92%	0.92%	0.93%
Net investment income	0.92%	0.95%	1.20%	0.70%	0.94%	1.37%
Supplemental data
Portfolio turnover rate	16%	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$511,869	$503,155	$455,987	$436,335	$499,628	$402,567

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.03% impact on the total return.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.36	$12.31	$11.77	$15.10	$11.44	$13.22
Net investment income	0.09 [1]	0.14 [1]	0.15 [1]	0.12 [1]	0.16 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.78	2.30	1.48	(0.61)	3.70	(0.58)
Total from investment operations	0.87	2.44	1.63	(0.49)	3.86	(0.39)
Distributions to shareholders from
Net investment income	(0.14)	(0.14)	(0.15)	(0.14)	(0.20)	(0.15)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(1.23)	(0.39)	(1.09)	(2.84)	(0.20)	(1.39)
Net asset value, end of period	$14.00	$14.36	$12.31	$11.77	$15.10	$11.44
Total return[2]	6.23%	20.46%	14.69%	(4.96)%	34.01%	(3.86)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.85%	0.85%	0.86%	0.86%
Net expenses	0.56%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.17%	1.13%	1.34%	0.92%	1.22%	1.59%
Supplemental data
Portfolio turnover rate	16%	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$515,654	$504,262	$321,762	$51,492	$62,796	$84,544

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Special Large Cap Value Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $976,782,742 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$393,074,417
Gross unrealized losses	(17,881,602)
Net unrealized gains	$375,192,815
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$60,070,563	$0	$0	$60,070,563
Consumer discretionary	76,875,999	0	0	76,875,999
Consumer staples	103,351,748	0	0	103,351,748
Energy	83,331,108	0	0	83,331,108
Financials	295,068,817	0	0	295,068,817
Health care	187,940,062	0	0	187,940,062
Industrials	234,493,180	0	0	234,493,180
Information technology	148,562,848	0	0	148,562,848
Materials	46,520,095	0	0	46,520,095
Real estate	57,570,282	0	0	57,570,282
Utilities	39,643,453	0	0	39,643,453
Short-term investments
Investment companies	18,547,402	0	0	18,547,402
Total assets	$1,351,975,557	$0	$0	$1,351,975,557
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring Special Large Cap Value Fund | 15

Notes to financial statements (unaudited)
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:
16 | Allspring Special Large Cap Value Fund

Notes to financial statements (unaudited)

	EXPENSE RATIO CAPS	RATE PRIOR TO OCTOBER 1, 2024
Class A	0.82%	1.01%
Class C	1.57	1.76
Class R6	0.40	0.59
Administrator Class	0.75	0.94
Institutional Class	0.50	0.69
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $1,247 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $208,889,909 and $259,654,284, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the
Allspring Special Large Cap Value Fund | 17

Notes to financial statements (unaudited)
operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Large Cap Value Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Special Large Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4302 01-25

Allspring Large Cap Core Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Large Cap Core Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.88%
Communication services: 10.45%
Entertainment: 2.54%
Netflix, Inc.†	14,902	$14,555,677
Interactive media & services: 5.88%
Alphabet, Inc. Class C	115,500	23,746,800
Pinterest, Inc. Class A†	302,781	9,979,662
		33,726,462
Media: 2.03%
Fox Corp. Class A	227,409	11,638,793
Consumer discretionary: 9.02%
Broadline retail: 2.83%
Amazon.com, Inc.†	68,248	16,221,185
Hotels, restaurants & leisure: 2.05%
Royal Caribbean Cruises Ltd.	44,168	11,775,189
Household durables: 2.48%
Lennar Corp. Class A	48,323	6,341,910
PulteGroup, Inc.	69,441	7,900,997
		14,242,907
Specialty retail: 1.66%
Ross Stores, Inc.	63,187	9,513,435
Consumer staples: 3.75%
Consumer staples distribution & retail : 2.21%
Costco Wholesale Corp.	12,937	12,676,707
Household products: 1.54%
Colgate-Palmolive Co.	101,611	8,809,674
Energy: 3.85%
Oil, gas & consumable fuels: 3.85%
ConocoPhillips	61,636	6,091,486
Diamondback Energy, Inc.	49,033	8,059,064
EOG Resources, Inc.	62,828	7,903,134
		22,053,684
Financials: 13.16%
Banks: 6.36%
Citigroup, Inc.	99,216	8,079,159
Citizens Financial Group, Inc.	139,976	6,658,658
First Citizens BancShares, Inc. Class A	4,244	9,356,705
JPMorgan Chase & Co.	46,391	12,400,314
		36,494,836
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Capital markets: 6.80%
Goldman Sachs Group, Inc.	19,286	$12,350,754
Interactive Brokers Group, Inc. Class A	69,558	15,124,691
Virtu Financial, Inc. Class A	287,662	11,523,740
		38,999,185
Health care: 11.67%
Biotechnology: 6.65%
AbbVie, Inc.	54,993	10,113,213
Exelixis, Inc.†	394,674	13,083,443
Regeneron Pharmaceuticals, Inc.†	8,947	6,021,152
United Therapeutics Corp.†	25,452	8,937,979
		38,155,787
Health care equipment & supplies: 2.14%
Intuitive Surgical, Inc.†	21,466	12,275,976
Health care providers & services: 2.88%
Cencora, Inc.	37,774	9,602,529
UnitedHealth Group, Inc.	12,725	6,903,185
		16,505,714
Industrials: 9.10%
Building products: 1.78%
Owens Corning	55,239	10,194,358
Construction & engineering: 1.80%
EMCOR Group, Inc.	23,107	10,353,322
Electrical equipment: 1.81%
Generac Holdings, Inc.†	69,507	10,379,480
Passenger airlines: 2.09%
United Airlines Holdings, Inc.†	113,472	12,009,877
Professional services: 1.62%
Leidos Holdings, Inc.	65,278	9,271,434
Information technology: 31.73%
Communications equipment: 2.05%
Arista Networks, Inc.†	101,768	11,726,727
Electronic equipment, instruments & components: 2.15%
TD SYNNEX Corp.	86,453	12,320,417
IT services: 5.87%
Okta, Inc.†	132,823	12,514,583
Twilio, Inc. Class A†	144,303	21,151,934
		33,666,517
Semiconductors & semiconductor equipment: 8.04%
Applied Materials, Inc.	51,696	9,323,373
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.	84,588	$18,716,787
KLA Corp.	12,254	9,046,393
QUALCOMM, Inc.	52,333	9,049,946
		46,136,499
Software: 7.54%
Adobe, Inc.†	11,930	5,218,778
Datadog, Inc. Class A†	73,735	10,522,722
Microsoft Corp.	66,210	27,481,123
		43,222,623
Technology hardware, storage & peripherals: 6.08%
Apple, Inc.	109,139	25,756,804
Dell Technologies, Inc. Class C	88,151	9,132,443
		34,889,247
Materials: 2.07%
Chemicals: 1.06%
CF Industries Holdings, Inc.	66,154	6,100,060
Metals & mining: 1.01%
Nucor Corp.	44,935	5,771,002
Real estate: 3.08%
Retail REITs: 1.98%
Simon Property Group, Inc.	65,216	11,338,454
Specialized REITs: 1.10%
Millrose Properties, Inc. Class A♦†	24,161	267,221
Weyerhaeuser Co.	198,233	6,069,894
		6,337,115
Total common stocks (Cost $329,646,944)		561,362,343

		Yield
Short-term investments: 2.08%
Investment companies: 2.08%
Allspring Government Money Market Fund Select Class♠∞		4.32%	11,925,599	11,925,599
Total short-term investments (Cost $11,925,599)				11,925,599
Total investments in securities (Cost $341,572,543)	99.96%			573,287,942
Other assets and liabilities, net	0.04			249,681
Total net assets	100.00%			$573,537,623

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,562,931	$26,747,842	$(22,385,174)	$0	$0	$11,925,599	11,925,599	$190,961
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	31	3-21-2025	$9,438,501	$9,404,238	$0	$(34,263)
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 5

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $329,646,944)	$561,362,343
Investments in affiliated securities, at value (cost $11,925,599)	11,925,599
Cash at broker segregated for futures contracts	503,946
Receivable for dividends	558,125
Receivable for Fund shares sold	218,646
Prepaid expenses and other assets	79,830
Total assets	574,648,489
Liabilities
Management fee payable	279,888
Payable for investments purchased	267,221
Shareholder servicing fees payable	209,802
Payable for Fund shares redeemed	165,070
Administration fees payable	93,081
Payable for daily variation margin on open futures contracts	49,600
Trustees’ fees and expenses payable	4,684
Distribution fees payable	4,266
Accrued expenses and other liabilities	37,254
Total liabilities	1,110,866
Total net assets	$573,537,623
Net assets consist of
Paid-in capital	$326,678,058
Total distributable earnings	246,859,565
Total net assets	$573,537,623
Computation of net asset value and offering price per share
Net assets–Class A	$440,642,273
Shares outstanding–Class A1	23,601,374
Net asset value per share–Class A	$18.67
Maximum offering price per share – Class A2	$19.81
Net assets–Class C	$6,426,516
Shares outstanding–Class C1	359,604
Net asset value per share–Class C	$17.87
Net assets–Class R6	$3,680,463
Shares outstanding–Class R6[1]	195,265
Net asset value per share–Class R6	$18.85
Net assets–Administrator Class	$2,062,351
Shares outstanding–Administrator Class[1]	107,119
Net asset value per share–Administrator Class	$19.25
Net assets–Institutional Class	$120,726,020
Shares outstanding–Institutional Class[1]	6,388,981
Net asset value per share–Institutional Class	$18.90
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Core Fund

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$3,011,097
Income from non-cash dividends	267,221
Income from affiliated securities	190,961
Interest	9,175
Total investment income	3,478,454
Expenses
Management fee	1,917,129
Administration fees
Class A	423,771
Class C	6,359
Class R6	544
Administrator Class	1,335
Institutional Class	73,684
Shareholder servicing fees
Class A	529,713
Class C	7,937
Administrator Class	2,527
Distribution fees
Class C	23,804
Custody and accounting fees	10,523
Professional fees	26,523
Registration fees	48,654
Shareholder report expenses	21,127
Trustees’ fees and expenses	11,263
Other fees and expenses	14,525
Total expenses	3,119,418
Less: Fee waivers and/or expense reimbursements
Fund-level	(329,628)
Class A	(13,191)
Class R6	(149)
Administrator Class	(339)
Institutional Class	(49,561)
Net expenses	2,726,550
Net investment income	751,904
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 7

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$38,773,785
Futures contracts	246,291
Net realized gains on investments	39,020,076
Net change in unrealized gains (losses) on
Unaffiliated securities	32,839,968
Futures contracts	(42,349)
Net change in unrealized gains (losses) on investments	32,797,619
Net realized and unrealized gains (losses) on investments	71,817,695
Net increase in net assets resulting from operations	$72,569,599
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment income		$751,904		$2,028,227
Net realized gains on investments		39,020,076		43,920,410
Net change in unrealized gains (losses) on investments		32,797,619		47,079,383
Net increase in net assets resulting from operations		72,569,599		93,028,020
Distributions to shareholders from
Net investment income and net realized gains
Class A		(48,280,741)		(28,260,966)
Class C		(730,612)		(625,245)
Class R6		(445,351)		(277,421)
Administrator Class		(234,516)		(157,450)
Institutional Class		(13,187,081)		(7,219,152)
Total distributions to shareholders		(62,878,301)		(36,540,234)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	438,159	8,129,594	1,071,331	17,521,352
Class C	14,967	263,751	73,221	1,142,952
Class R6	22,467	424,440	29,614	504,101
Administrator Class	4,775	92,919	20,739	356,093
Institutional Class	559,209	10,530,421	1,052,444	17,780,213
		19,441,125		37,304,711
Reinvestment of distributions
Class A	2,549,246	46,281,476	1,754,766	27,004,386
Class C	41,861	727,543	41,929	620,970
Class R6	4,358	80,085	2,883	44,896
Administrator Class	12,461	233,421	9,907	156,738
Institutional Class	710,092	13,073,290	455,501	7,102,424
		60,395,815		34,929,414
Payment for shares redeemed
Class A	(1,261,354)	(23,577,162)	(2,405,518)	(39,999,039)
Class C	(53,512)	(955,878)	(465,119)	(7,279,129)
Class R6	(2,906)	(56,568)	(67,924)	(1,128,888)
Administrator Class	(13,252)	(249,636)	(44,479)	(756,670)
Institutional Class	(661,059)	(12,459,936)	(1,174,476)	(19,589,166)
		(37,299,180)		(68,752,892)
Net increase in net assets resulting from capital share transactions		42,537,760		3,481,233
Total increase in net assets		52,229,058		59,969,019
Net assets
Beginning of period		521,308,565		461,339,546
End of period		$573,537,623		$521,308,565
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.39	$16.49	$15.85	$18.77	$15.71	$18.57
Net investment income	0.02 [1]	0.06 [1]	0.10 [1]	0.09	0.08 [1]	0.14
Net realized and unrealized gains (losses) on investments	2.53	3.17	2.21	(0.55)	5.33	0.51
Total from investment operations	2.55	3.23	2.31	(0.46)	5.41	0.65
Distributions to shareholders from
Net investment income	(0.02)	(0.09)	(0.12)	(0.04)	(0.15)	(0.29)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(2.27)	(1.33)	(1.67)	(2.46)	(2.35)	(3.51)
Net asset value, end of period	$18.67	$18.39	$16.49	$15.85	$18.77	$15.71
Total return[2]	14.24%	21.20%	16.41%	(3.66)%	37.90%	2.86%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.22%	1.20%	1.23%	1.23%
Net expenses	1.07%	1.04%	1.05%	1.06%	1.06%	1.06%
Net investment income	0.20%	0.37%	0.66%	0.52%	0.49%	0.97%
Supplemental data
Portfolio turnover rate	21%	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$440,642	$402,315	$353,855	$330,584	$366,731	$300,373

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.74	$15.98	$15.40	$18.39	$15.41	$18.22
Net investment income (loss)	(0.05)[1]	(0.06)[1]	(0.11)[1]	(0.05)[1]	(0.04)[1]	0.03
Net realized and unrealized gains (losses) on investments	2.43	3.06	2.24	(0.52)	5.23	0.47
Total from investment operations	2.38	3.00	2.13	(0.57)	5.19	0.50
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.09)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(2.25)	(1.24)	(1.55)	(2.42)	(2.21)	(3.31)
Net asset value, end of period	$17.87	$17.74	$15.98	$15.40	$18.39	$15.41
Total return[2]	13.76%	20.28%	15.55%	(4.39)%	36.87%	2.01%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.94%	1.96%	1.94%	1.98%	1.97%
Net expenses	1.82%	1.82%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	(0.55)%	(0.35)%	(0.07)%	(0.27)%	(0.25)%	0.21%
Supplemental data
Portfolio turnover rate	21%	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$6,427	$6,319	$11,285	$18,081	$28,335	$33,405

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.58	$16.65	$15.99	$18.91	$15.81	$18.68
Net investment income	0.06 [1]	0.13 [1]	0.16 [1]	0.17	0.16	0.24 [1]
Net realized and unrealized gains (losses) on investments	2.56	3.20	2.23	(0.55)	5.36	0.48
Total from investment operations	2.62	3.33	2.39	(0.38)	5.52	0.72
Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.18)	(0.12)	(0.22)	(0.37)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(2.35)	(1.40)	(1.73)	(2.54)	(2.42)	(3.59)
Net asset value, end of period	$18.85	$18.58	$16.65	$15.99	$18.91	$15.81
Total return[2]	14.46%	21.65%	16.92%	(3.25)%	38.47%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.79%	0.77%	0.80%	0.79%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.62%	0.78%	1.09%	0.92%	0.92%	1.40%
Supplemental data
Portfolio turnover rate	21%	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$3,680	$3,183	$3,442	$4,535	$5,928	$6,570

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.90	$16.91	$16.22	$19.16	$15.96	$18.82
Net investment income	0.03 [1]	0.08 [1]	0.11 [1]	0.10 [1]	0.10 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	2.61	3.25	2.27	(0.55)	5.43	0.49
Total from investment operations	2.64	3.33	2.38	(0.45)	5.53	0.67
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.14)	(0.07)	(0.13)	(0.31)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(2.29)	(1.34)	(1.69)	(2.49)	(2.33)	(3.53)
Net asset value, end of period	$19.25	$18.90	$16.91	$16.22	$19.16	$15.96
Total return[2]	14.29%	21.29%	16.51%	(3.57)%	38.04%	2.90%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.14%	1.11%	1.15%	1.13%
Net expenses	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	0.30%	0.46%	0.72%	0.56%	0.58%	1.04%
Supplemental data
Portfolio turnover rate	21%	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$2,062	$1,950	$1,978	$1,528	$2,531	$2,241

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.60	$16.67	$16.01	$18.93	$15.83	$18.70
Net investment income	0.06 [1]	0.12 [1]	0.16 [1]	0.16	0.19	0.24 [1]
Net realized and unrealized gains (losses) on investments	2.57	3.20	2.23	(0.55)	5.33	0.48
Total from investment operations	2.63	3.32	2.39	(0.39)	5.52	0.72
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.18)	(0.11)	(0.22)	(0.37)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(2.33)	(1.39)	(1.73)	(2.53)	(2.42)	(3.59)
Net asset value, end of period	$18.90	$18.60	$16.67	$16.01	$18.93	$15.83
Total return[2]	14.51%	21.59%	16.89%	(3.27)%	38.42%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.89%	0.87%	0.90%	0.89%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.60%	0.73%	1.05%	0.91%	0.90%	1.40%
Supplemental data
Portfolio turnover rate	21%	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$120,726	$107,542	$90,779	$106,846	$132,167	$145,425

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Large Cap Core Fund | 15

Notes to financial statements (unaudited)
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $341,876,306 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$236,455,895
Gross unrealized losses	(5,078,522)
Net unrealized gains	$231,377,373
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$59,920,932	$0	$0	$59,920,932
Consumer discretionary	51,752,716	0	0	51,752,716
Consumer staples	21,486,381	0	0	21,486,381
Energy	22,053,684	0	0	22,053,684
Financials	75,494,021	0	0	75,494,021
Health care	66,937,477	0	0	66,937,477
Industrials	52,208,471	0	0	52,208,471
Information technology	181,962,030	0	0	181,962,030
Materials	11,871,062	0	0	11,871,062
Real estate	17,408,348	267,221	0	17,675,569
Short-term investments
Investment companies	11,925,599	0	0	11,925,599
Total assets	$573,020,721	$267,221	$0	$573,287,942
Liabilities
Futures contracts	$34,263	$0	$0	$34,263
Total liabilities	$34,263	$0	$0	$34,263
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
Allspring Large Cap Core Fund | 17

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	0.97
Institutional Class	0.67
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $4,025 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $111,840,348 and $135,532,023, respectively.
18 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2025, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $6,222,601 in long futures contracts during the six months ended January 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Large Cap Core Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Large Cap Core Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Large Cap Core Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4314 01-25

Allspring Premier Large Company Growth Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.24%
Communication services: 14.81%
Entertainment: 5.96%
Live Nation Entertainment, Inc.†	102,606	$14,845,036
Roblox Corp. Class A†	173,134	12,304,633
Spotify Technology SA†	39,448	21,639,200
Take-Two Interactive Software, Inc.†	99,691	18,493,678
TKO Group Holdings, Inc. Class A†	113,784	17,660,415
		84,942,962
Interactive media & services: 7.94%
Alphabet, Inc. Class A	108,511	22,138,414
Meta Platforms, Inc. Class A	132,194	91,105,461
		113,243,875
Media: 0.91%
Trade Desk, Inc. Class A†	109,946	13,048,391
Consumer discretionary: 17.28%
Broadline retail: 6.63%
Amazon.com, Inc.†	347,522	82,599,029
MercadoLibre, Inc.†	6,260	12,032,909
		94,631,938
Hotels, restaurants & leisure: 6.24%
Booking Holdings, Inc.	4,957	23,484,085
DoorDash, Inc. Class A†	138,118	26,080,822
DraftKings, Inc. Class A†	266,185	11,166,461
Hilton Worldwide Holdings, Inc.	65,373	16,740,064
Viking Holdings Ltd.†	227,015	11,493,769
		88,965,201
Specialty retail: 2.30%
AutoZone, Inc.†	5,410	18,124,636
Carvana Co. Class A†	59,186	14,647,352
		32,771,988
Textiles, apparel & luxury goods: 2.11%
Deckers Outdoor Corp.†	98,879	17,537,179
On Holding AG Class A†	208,902	12,509,052
		30,046,231
Consumer staples: 0.63%
Personal care products: 0.63%
BellRing Brands, Inc.†	116,349	8,999,595
Financials: 10.16%
Capital markets: 5.83%
KKR & Co., Inc.	140,932	23,545,509
The accompanying notes are an integral part of these financial statements.
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
Robinhood Markets, Inc. Class A†	639,810	$33,238,130
Tradeweb Markets, Inc. Class A	207,926	26,385,809
		83,169,448
Financial services: 3.06%
Affirm Holdings, Inc.†	222,708	13,600,778
Mastercard, Inc. Class A	54,044	30,017,659
		43,618,437
Insurance: 1.27%
Progressive Corp.	73,113	18,017,968
Health care: 7.20%
Biotechnology: 2.30%
Argenx SE ADR†	18,737	12,275,171
Natera, Inc.†	71,918	12,723,732
Neurocrine Biosciences, Inc.†	51,784	7,861,847
		32,860,750
Health care equipment & supplies: 3.62%
Boston Scientific Corp.†	213,028	21,805,546
DexCom, Inc.†	120,824	10,491,148
Intuitive Surgical, Inc.†	33,838	19,351,275
		51,647,969
Pharmaceuticals: 1.28%
Teva Pharmaceutical Industries Ltd. ADR†	1,025,857	18,188,445
Industrials: 11.14%
Aerospace & defense: 3.80%
Axon Enterprise, Inc.†	29,622	19,318,876
General Electric Co.	98,597	20,071,391
Howmet Aerospace, Inc.	116,709	14,773,025
		54,163,292
Commercial services & supplies: 2.37%
Rollins, Inc.	364,926	18,063,837
Tetra Tech, Inc.	44,290	1,629,872
Waste Connections, Inc.	76,952	14,141,469
		33,835,178
Construction & engineering: 2.47%
EMCOR Group, Inc.	31,433	14,083,870
Quanta Services, Inc.	68,505	21,072,823
		35,156,693
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Electrical equipment: 1.55%
Eaton Corp. PLC	31,413	$10,254,460
Vertiv Holdings Co. Class A	101,640	11,893,913
		22,148,373
Ground transportation: 0.95%
Old Dominion Freight Line, Inc.	73,329	13,610,596
Information technology: 38.02%
Communications equipment: 1.40%
Arista Networks, Inc.†	173,586	20,002,315
IT services: 1.56%
Globant SA†	54,354	11,594,795
Shopify, Inc. Class A†	90,511	10,571,685
		22,166,480
Semiconductors & semiconductor equipment: 12.35%
Broadcom, Inc.	200,390	44,340,295
Monolithic Power Systems, Inc.	17,907	11,413,385
NVIDIA Corp.	762,586	91,563,701
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	137,562	28,794,478
		176,111,859
Software: 20.29%
AppLovin Corp. Class A†	44,506	16,448,973
Cadence Design Systems, Inc.†	88,524	26,346,513
CyberArk Software Ltd.†	51,529	19,116,228
Fair Isaac Corp.†	6,747	12,640,909
Microsoft Corp.	259,666	107,776,970
Monday.com Ltd.†	52,734	13,471,428
Oracle Corp.	105,521	17,944,901
Salesforce, Inc.	108,268	36,995,176
Samsara, Inc. Class A†	241,241	12,423,911
ServiceNow, Inc.†	25,751	26,224,303
		289,389,312
Technology hardware, storage & peripherals: 2.42%
Apple, Inc.	145,967	34,448,212
Total common stocks (Cost $752,423,732)		1,415,185,508
The accompanying notes are an integral part of these financial statements.
4 | Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.30%
Investment companies: 3.30%
Allspring Government Money Market Fund Select Class♠∞		4.32%	47,044,327	$47,044,327
Total short-term investments (Cost $47,044,327)				47,044,327
Total investments in securities (Cost $799,468,059)	102.54%			1,462,229,835
Other assets and liabilities, net	(2.54)			(36,153,920)
Total net assets	100.00%			$1,426,075,915

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,141,038	$294,011,880	$(248,108,591)	$0	$0	$47,044,327	47,044,327	$306,610
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 5

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $752,423,732)	$1,415,185,508
Investments in affiliated securities, at value (cost $47,044,327)	47,044,327
Cash	13
Receivable for Fund shares sold	387,475
Receivable for dividends	115,066
Prepaid expenses and other assets	71,631
Total assets	1,462,804,020
Liabilities
Payable for investments purchased	34,903,846
Management fee payable	788,561
Payable for Fund shares redeemed	345,633
Shareholder servicing fees payable	264,043
Administration fees payable	236,556
Distribution fee payable	7,632
Trustees’ fees and expenses payable	1,080
Accrued expenses and other liabilities	180,754
Total liabilities	36,728,105
Total net assets	$1,426,075,915
Net assets consist of
Paid-in capital	$575,685,573
Total distributable earnings	850,390,342
Total net assets	$1,426,075,915
Computation of net asset value and offering price per share
Net assets–Class A	$1,131,862,933
Shares outstanding–Class A1	101,972,911
Net asset value per share–Class A	$11.10
Maximum offering price per share – Class A2	$11.78
Net assets–Class C	$11,200,052
Shares outstanding–Class C1	3,876,487
Net asset value per share–Class C	$2.89
Net assets–Class R6	$40,768,269
Shares outstanding–Class R6[1]	3,002,065
Net asset value per share–Class R6	$13.58
Net assets–Administrator Class	$24,672,653
Shares outstanding–Administrator Class[1]	2,086,424
Net asset value per share–Administrator Class	$11.83
Net assets–Institutional Class	$217,572,008
Shares outstanding–Institutional Class[1]	16,258,482
Net asset value per share–Institutional Class	$13.38
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Premier Large Company Growth Fund

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $36,892)	$2,468,616
Income from affiliated securities	306,610
Interest (net of foreign withholding taxes of $6,704)	38,106
Total investment income	2,813,332
Expenses
Management fee	4,854,297
Administration fees
Class A	1,128,102
Class C	11,419
Class R6	7,272
Administrator Class	15,931
Institutional Class	144,508
Shareholder servicing fees
Class A	1,410,127
Class C	14,222
Administrator Class	30,422
Distribution fee
Class C	42,529
Custody and accounting fees	19,777
Professional fees	49,626
Registration fees	44,765
Shareholder report expenses	39,358
Trustees’ fees and expenses	12,515
Other fees and expenses	29,540
Total expenses	7,854,410
Less: Fee waivers and/or expense reimbursements
Fund-level	(381,686)
Class R6	(7,272)
Administrator Class	(3,960)
Institutional Class	(93,075)
Net expenses	7,368,417
Net investment loss	(4,555,085)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	261,797,013
Foreign currency and foreign currency translations	91
Net realized gains on investments	261,797,104
Net change in unrealized gains (losses) on investments	(20,445,936)
Net realized and unrealized gains (losses) on investments	241,351,168
Net increase in net assets resulting from operations	$236,796,083
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment loss		$(4,555,085)		$(8,702,694)
Net realized gains on investments		261,797,104		414,697,356
Net change in unrealized gains (losses) on investments		(20,445,936)		(125,371,300)
Net increase in net assets resulting from operations		236,796,083		280,623,362
Distributions to shareholders from
Net investment income and net realized gains
Class A		(192,874,430)		(298,255,447)
Class C		(4,949,484)		(8,797,555)
Class R6		(6,344,322)		(106,478,877)
Administrator Class		(4,040,484)		(6,069,326)
Institutional Class		(32,113,468)		(66,503,353)
Total distributions to shareholders		(240,322,188)		(486,104,558)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,077,385	12,378,557	3,115,132	32,403,763
Class C	364,438	1,204,063	162,604	770,147
Class R6	160,998	2,226,514	1,391,724	17,725,062
Administrator Class	136,094	1,702,341	194,969	2,199,207
Institutional Class	5,309,157	73,622,192	2,105,935	25,636,625
		91,133,667		78,734,804
Reinvestment of distributions
Class A	16,226,379	182,553,492	28,893,055	280,519,318
Class C	1,665,850	4,880,942	2,102,349	8,572,065
Class R6	411,170	5,653,585	8,472,343	102,900,619
Administrator Class	323,524	3,875,817	565,128	5,768,444
Institutional Class	2,208,076	29,919,431	5,324,748	59,936,119
		226,883,267		457,696,565
Payment for shares redeemed
Class A	(7,135,554)	(83,561,244)	(16,185,473)	(168,869,014)
Class C	(777,797)	(3,023,053)	(2,024,469)	(9,274,880)
Class R6	(2,039,792)	(28,008,457)	(64,841,478)	(788,627,365)
Administrator Class	(226,909)	(2,792,462)	(472,041)	(5,255,922)
Institutional Class	(6,975,502)	(98,180,893)	(10,769,542)	(129,491,425)
		(215,566,109)		(1,101,518,606)
Net increase (decrease) in net assets resulting from capital share transactions		102,450,825		(565,087,237)
Total increase (decrease) in net assets		98,924,720		(770,568,433)
Net assets
Beginning of period		1,327,151,195		2,097,719,628
End of period		$1,426,075,915		$1,327,151,195
The accompanying notes are an integral part of these financial statements.
8 | Allspring Premier Large Company Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.20	$12.55	$11.54	$19.28	$16.08	$14.19
Net investment loss	(0.04)[1]	(0.08)[1]	(0.07)[1]	(0.11)[1]	(0.13)[1]	(0.07)
Net realized and unrealized gains (losses) on investments	2.13	2.48	1.08	(3.54)	5.36	3.07
Total from investment operations	2.09	2.40	1.01	(3.65)	5.23	3.00
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$11.10	$11.20	$12.55	$11.54	$19.28	$16.08
Total return[2]	18.44%	26.70%	8.75%	(24.02)%	34.93%	22.78%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.15%	1.13%	1.13%	1.14%
Net expenses	1.10%	1.09%	1.09%	1.10%	1.10%	1.10%
Net investment loss	(0.71)%	(0.75)%	(0.61)%	(0.75)%	(0.77)%	(0.52)%
Supplemental data
Portfolio turnover rate	32%	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$1,131,863	$1,028,666	$953,527	$1,001,892	$1,501,805	$1,178,453

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.28	$7.12	$6.60	$12.85	$11.40	$10.45
Net investment loss	(0.03)[1]	(0.07)[1]	(0.09)[1]	(0.14)[1]	(0.18)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	0.83	0.98	0.61	(2.02)	3.66	2.19
Total from investment operations	0.80	0.91	0.52	(2.16)	3.48	2.06
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$2.89	$4.28	$7.12	$6.60	$12.85	$11.40
Total return[2]	18.11%	25.72%	7.88%	(24.57)%	33.80%	21.87%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.89%	1.89%	1.86%	1.87%	1.89%
Net expenses	1.85%	1.85%	1.86%	1.85%	1.86%	1.86%
Net investment loss	(1.46)%	(1.51)%	(1.37)%	(1.51)%	(1.52)%	(1.27)%
Supplemental data
Portfolio turnover rate	32%	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$11,200	$11,244	$16,979	$23,163	$58,524	$111,046

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.27	$14.13	$12.94	$21.03	$17.31	$15.12
Net investment loss	(0.02)[1]	(0.03)[1]	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.01)
Net realized and unrealized gains (losses) on investments	2.52	2.92	1.21	(3.95)	5.81	3.31
Total from investment operations	2.50	2.89	1.19	(4.00)	5.75	3.30
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$13.58	$13.27	$14.13	$12.94	$21.03	$17.31
Total return[2]	18.67%	27.29%	9.20%	(23.64)%	35.49%	23.39%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.72%	0.70%	0.70%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment loss	(0.24)%	(0.22)%	(0.17)%	(0.30)%	(0.32)%	(0.07)%
Supplemental data
Portfolio turnover rate	32%	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$40,768	$59,319	$839,917	$856,050	$1,179,098	$954,852

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.81	$13.02	$11.96	$19.82	$16.47	$14.48
Net investment loss	(0.04)[1]	(0.07)[1]	(0.06)[1]	(0.11)[1]	(0.12)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	2.25	2.61	1.12	(3.66)	5.50	3.16
Total from investment operations	2.21	2.54	1.06	(3.77)	5.38	3.10
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$11.83	$11.81	$13.02	$11.96	$19.82	$16.47
Total return[2]	18.52%	26.83%	8.86%	(23.96)%	35.02%	23.02%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.06%	1.04%	1.05%	1.06%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.61)%	(0.66)%	(0.52)%	(0.68)%	(0.67)%	(0.42)%
Supplemental data
Portfolio turnover rate	32%	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$24,673	$21,898	$20,383	$22,546	$65,665	$54,341

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.11	$14.01	$12.83	$20.90	$17.22	$15.06
Net investment loss	(0.02)[1]	(0.04)[1]	(0.03)[1]	(0.06)[1]	(0.07)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	2.48	2.89	1.21	(3.92)	5.78	3.29
Total from investment operations	2.46	2.85	1.18	(3.98)	5.71	3.27
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$13.38	$13.11	$14.01	$12.83	$20.90	$17.22
Total return[2]	18.59%	27.24%	9.20%	(23.70)%	35.43%	23.28%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.80%	0.80%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.31)%	(0.36)%	(0.21)%	(0.35)%	(0.37)%	(0.12)%
Supplemental data
Portfolio turnover rate	32%	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$217,572	$206,024	$266,914	$409,806	$677,437	$648,357

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $802,453,691 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$672,998,271
Gross unrealized losses	(13,222,127)
Net unrealized gains	$659,776,144
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$211,235,228	$0	$0	$211,235,228
Consumer discretionary	246,415,358	0	0	246,415,358
Consumer staples	8,999,595	0	0	8,999,595
Financials	144,805,853	0	0	144,805,853
Health care	102,697,164	0	0	102,697,164
Industrials	158,914,132	0	0	158,914,132
Information technology	542,118,178	0	0	542,118,178
Short-term investments
Investment companies	47,044,327	0	0	47,044,327
Total assets	$1,462,229,835	$0	$0	$1,462,229,835
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Premier Large Company Growth Fund | 15

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:
16 | Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)

EXPENSE RATIO CAPS
Class A	1.10%
Class C	1.85
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $3,139 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $441,919,247 and $535,912,445, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Premier Large Company Growth Fund | 17

Notes to financial statements (unaudited)
9.
REDEMPTIONS IN-KIND
During the six months ended January 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
09-19-2024	$59,210,734	$1,959,786	$47,288,142	4.24%
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Premier Large Company Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Premier Large Company Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4325 01-25

Allspring Growth
Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Growth Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.45%
Communication services: 13.25%
Entertainment: 3.95%
Live Nation Entertainment, Inc.†	200,533	$29,013,114
Roblox Corp. Class A†	415,568	29,534,418
Spotify Technology SA†	72,221	39,616,830
TKO Group Holdings, Inc. Class A†	272,910	42,358,361
		140,522,723
Interactive media & services: 9.30%
Alphabet, Inc. Class A	424,586	86,624,035
Meta Platforms, Inc. Class A	354,710	244,459,038
		331,083,073
Consumer discretionary: 15.23%
Broadline retail: 7.62%
Amazon.com, Inc.†	1,017,679	241,881,945
MercadoLibre, Inc.†	15,263	29,338,386
		271,220,331
Hotels, restaurants & leisure: 4.01%
Booking Holdings, Inc.	11,910	56,424,340
DoorDash, Inc. Class A†	325,653	61,493,056
DraftKings, Inc. Class A†	593,691	24,905,337
		142,822,733
Specialty retail: 1.90%
Boot Barn Holdings, Inc.†	132,870	21,372,139
O’Reilly Automotive, Inc.†	35,797	46,336,353
		67,708,492
Textiles, apparel & luxury goods: 1.70%
Deckers Outdoor Corp.†	149,482	26,512,128
On Holding AG Class A†	568,505	34,042,079
		60,554,207
Consumer staples: 1.09%
Food products: 0.64%
Freshpet, Inc.†	141,379	22,613,571
Personal care products: 0.45%
BellRing Brands, Inc.†	209,012	16,167,078
Financials: 12.22%
Capital markets: 5.58%
KKR & Co., Inc.	309,148	51,649,356
Robinhood Markets, Inc. Class A†	1,662,766	86,380,694
Tradeweb Markets, Inc. Class A	477,103	60,544,371
		198,574,421
The accompanying notes are an integral part of these financial statements.
2 | Allspring Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Financial services: 5.43%
Affirm Holdings, Inc.†	463,442	$28,302,403
Equitable Holdings, Inc.	398,785	21,701,880
Mastercard, Inc. Class A	135,115	75,046,925
Toast, Inc. Class A†	704,534	28,829,531
Visa, Inc. Class A	115,924	39,622,823
		193,503,562
Insurance: 1.21%
Progressive Corp.	174,507	43,005,505
Health care: 8.24%
Biotechnology: 2.58%
ADMA Biologics, Inc.†	911,779	14,725,231
Argenx SE ADR†	43,100	28,236,103
Natera, Inc.†	171,788	30,392,733
Vaxcyte, Inc.†	210,483	18,589,858
		91,943,925
Health care equipment & supplies: 3.44%
Boston Scientific Corp.†	487,410	49,891,288
Intuitive Surgical, Inc.†	82,215	47,017,114
Penumbra, Inc.†	96,489	25,759,668
		122,668,070
Health care providers & services: 0.69%
RadNet, Inc.†	374,711	24,532,329
Life sciences tools & services: 0.68%
Repligen Corp.†	145,279	24,146,823
Pharmaceuticals: 0.85%
Teva Pharmaceutical Industries Ltd. ADR†	1,699,501	30,132,153
Industrials: 7.18%
Aerospace & defense: 2.11%
Curtiss-Wright Corp.	77,925	27,035,299
General Electric Co.	236,277	48,098,909
		75,134,208
Commercial services & supplies: 1.23%
Tetra Tech, Inc.	93,766	3,450,589
Waste Connections, Inc.	218,938	40,234,236
		43,684,825
Construction & engineering: 2.03%
EMCOR Group, Inc.	61,094	27,373,778
Quanta Services, Inc.	77,588	23,866,845
Sterling Infrastructure, Inc.†	147,089	20,948,415
		72,189,038
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Electrical equipment: 0.83%
Vertiv Holdings Co. Class A	252,871	$29,590,964
Ground transportation: 0.98%
Saia, Inc.†	72,623	34,867,029
Information technology: 40.32%
Communications equipment: 2.67%
Arista Networks, Inc.†	430,419	49,597,181
Motorola Solutions, Inc.	96,738	45,394,307
		94,991,488
Electronic equipment, instruments & components: 1.21%
Zebra Technologies Corp. Class A†	110,131	43,164,744
IT services: 1.75%
Globant SA†	136,831	29,188,789
Shopify, Inc. Class A†	282,704	33,019,827
		62,208,616
Semiconductors & semiconductor equipment: 12.18%
Broadcom, Inc.	464,966	102,883,027
Monolithic Power Systems, Inc.	44,389	28,292,217
NVIDIA Corp.	1,925,523	231,197,546
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	340,096	71,188,895
		433,561,685
Software: 19.27%
AppLovin Corp. Class A†	104,514	38,627,329
Cadence Design Systems, Inc.†	211,674	62,998,416
Commvault Systems, Inc.†	164,642	26,220,885
CyberArk Software Ltd.†	107,379	39,835,461
Fair Isaac Corp.†	16,697	31,282,831
Microsoft Corp.	566,534	235,145,602
Monday.com Ltd.†	121,878	31,134,954
Oracle Corp.	283,779	48,259,457
Salesforce, Inc.	262,177	89,585,881
Samsara, Inc. Class A†	413,083	21,273,775
ServiceNow, Inc.†	60,828	61,946,019
		686,310,610
Technology hardware, storage & peripherals: 3.24%
Apple, Inc.	488,529	115,292,844
Materials: 1.92%
Construction materials: 1.15%
Vulcan Materials Co.	149,128	40,883,441
The accompanying notes are an integral part of these financial statements.
4 | Allspring Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Metals & mining: 0.77%
Carpenter Technology Corp.	143,179	$27,642,138
Total common stocks (Cost $1,843,860,295)		3,540,720,626

		Yield
Short-term investments: 0.76%
Investment companies: 0.76%
Allspring Government Money Market Fund Select Class♠∞		4.32%	27,172,939	27,172,939
Total short-term investments (Cost $27,172,939)				27,172,939
Total investments in securities (Cost $1,871,033,234)	100.21%			3,567,893,565
Other assets and liabilities, net	(0.21)			(7,404,163)
Total net assets	100.00%			$3,560,489,402

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,492,505	$849,246,908	$(835,566,474)	$0	$0	$27,172,939	27,172,939	$466,948
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 5

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,843,860,295)	$3,540,720,626
Investments in affiliated securities, at value (cost $27,172,939)	27,172,939
Cash	19
Receivable for investments sold	3,571,255
Receivable for Fund shares sold	493,004
Receivable for dividends	200,720
Prepaid expenses and other assets	216,299
Total assets	3,572,374,862
Liabilities
Payable for investments purchased	5,876,787
Management fee payable	2,154,259
Payable for Fund shares redeemed	1,948,556
Shareholder servicing fees payable	1,310,983
Administration fees payable	569,997
Distribution fee payable	10,901
Dividends payable	71
Accrued expenses and other liabilities	13,906
Total liabilities	11,885,460
Total net assets	$3,560,489,402
Net assets consist of
Paid-in capital	$1,380,478,320
Total distributable earnings	2,180,011,082
Total net assets	$3,560,489,402
Computation of net asset value and offering price per share
Net assets–Class A	$2,723,266,374
Shares outstanding–Class A1	108,706,595
Net asset value per share–Class A	$25.05
Maximum offering price per share – Class A2	$26.58
Net assets–Class C	$16,001,168
Shares outstanding–Class C1	2,490,073
Net asset value per share–Class C	$6.43
Net assets–Class R6	$268,444,723
Shares outstanding–Class R6[1]	5,842,405
Net asset value per share–Class R6	$45.95
Net assets–Administrator Class	$105,884,515
Shares outstanding–Administrator Class[1]	2,868,489
Net asset value per share–Administrator Class	$36.91
Net assets–Institutional Class	$446,892,622
Shares outstanding–Institutional Class[1]	9,825,678
Net asset value per share–Institutional Class	$45.48
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Growth Fund

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $97,395)	$8,469,216
Income from affiliated securities	466,948
Interest	4,588
Total investment income	8,940,752
Expenses
Management fee	13,341,293
Administration fees
Class A	2,793,364
Class C	17,348
Class R6	42,839
Administrator Class	117,605
Institutional Class	316,552
Shareholder servicing fees
Class A	3,491,705
Class C	21,636
Administrator Class	222,794
Distribution fee
Class C	64,589
Custody and accounting fees	57,674
Professional fees	29,185
Registration fees	76,750
Shareholder report expenses	48,609
Trustees’ fees and expenses	15,009
Other fees and expenses	73,649
Total expenses	20,730,601
Less: Fee waivers and/or expense reimbursements
Fund-level	(496,016)
Class R6	(35,086)
Administrator Class	(98,738)
Institutional Class	(179,809)
Net expenses	19,920,952
Net investment loss	(10,980,200)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	971,941,466
Foreign currency and foreign currency translations	17
Net realized gains on investments	971,941,483
Net change in unrealized gains (losses) on investments	(491,533,167)
Net realized and unrealized gains (losses) on investments	480,408,316
Net increase in net assets resulting from operations	$469,428,116
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment loss		$(10,980,200)		$(19,503,820)
Net realized gains on investments		971,941,483		589,828,966
Net change in unrealized gains (losses) on investments		(491,533,167)		46,561,150
Net increase in net assets resulting from operations		469,428,116		616,886,296
Distributions to shareholders from
Net investment income and net realized gains
Class A		(787,951,646)		(185,583,271)
Class C		(10,245,392)		(2,679,651)
Class R6		(47,522,163)		(23,028,123)
Administrator Class		(31,459,192)		(16,304,909)
Institutional Class		(81,517,564)		(45,640,370)
Total distributions to shareholders		(958,695,957)		(273,236,324)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,154,409	32,228,819	970,733	26,619,779
Class C	82,354	716,527	59,659	775,816
Class R6	229,426	11,264,431	571,647	25,254,852
Administrator Class	163,188	6,656,190	567,552	21,002,672
Institutional Class	3,859,546	193,436,288	2,080,310	90,544,686
		244,302,255		164,197,805
Reinvestment of distributions
Class A	29,842,132	757,691,746	7,152,606	178,242,948
Class C	1,551,458	10,115,504	222,406	2,568,784
Class R6	953,395	44,371,019	525,450	20,928,674
Administrator Class	623,420	23,315,919	479,242	16,021,049
Institutional Class	1,685,194	77,636,910	1,118,859	44,217,322
		913,131,098		261,978,777
Payment for shares redeemed
Class A	(9,040,083)	(261,406,328)	(10,389,005)	(289,416,389)
Class C	(391,243)	(4,190,717)	(364,073)	(4,821,792)
Class R6	(1,246,084)	(63,827,992)	(4,400,141)	(194,196,934)
Administrator Class	(3,634,782)	(151,163,687)	(1,990,778)	(73,171,321)
Institutional Class	(7,422,367)	(372,018,167)	(13,085,842)	(563,662,225)
		(852,606,891)		(1,125,268,661)
Net asset value of shares issued in acquisition
Class A	0	0	22,728,183	680,558,396
Class C	0	0	313,256	4,328,047
Administrator Class	0	0	586,997	23,607,350
Institutional Class	0	0	823,038	39,179,924
		0		747,673,717
Net increase in net assets resulting from capital share transactions		304,826,462		48,581,638
Total increase (decrease) in net assets		(184,441,379)		392,231,610
Net assets
Beginning of period		3,744,930,781		3,352,699,171
End of period		$3,560,489,402		$3,744,930,781
The accompanying notes are an integral part of these financial statements.
8 | Allspring Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.43	$27.83	$26.80	$47.16	$39.86	$35.56
Net investment loss	(0.10)[1]	(0.22)[1]	(0.14)[1]	(0.30)[1]	(0.32)	(0.19)
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	4.27	5.75	2.79	(11.07)	13.52	8.77
Total from investment operations	4.17	5.53	2.65	(11.37)	13.20	8.58
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$25.05	$30.43	$27.83	$26.80	$47.16	$39.86
Total return[3]	13.30%	22.18%	11.39%	(29.35)%	35.61%[4]	27.08%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.19%	1.16%	1.16%	1.17%
Net expenses	1.15%	1.11%	1.14%	1.13%	1.14%	1.14%
Net investment loss	(0.68)%	(0.77)%	(0.55)%	(0.85)%	(0.83)%	(0.59)%
Supplemental data
Portfolio turnover rate	45%	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$2,723,266	$2,639,797	$1,844,845	$1,885,963	$3,088,763	$2,443,132

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.04	$14.51	$14.95	$30.47	$27.32	$25.87
Net investment loss	(0.08)[1]	(0.21)[1]	(0.17)[1]	(0.34)[1]	(0.45)[1]	(0.32)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	1.32	0.00
Net realized and unrealized gains (losses) on investments	2.02	2.67	1.35	(6.19)	8.18	6.05
Total from investment operations	1.94	2.46	1.18	(6.53)	9.05	5.73
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$6.43	$14.04	$14.51	$14.95	$30.47	$27.32
Total return[2]	12.91%	21.28%	10.52%	(29.54)%[3]	36.64%[4]	26.11%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.93%	1.94%	1.89%	1.91%	1.92%
Net expenses	1.90%	1.90%	1.91%	1.89%	1.91%	1.91%
Net investment loss	(1.42)%	(1.55)%	(1.31)%	(1.61)%	(1.57)%	(1.35)%
Supplemental data
Portfolio turnover rate	45%	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$16,001	$17,510	$14,747	$19,208	$41,094	$114,123

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended July 31, 2022, the Fund received payments from a service provider which had a 0.14% impact on the total return.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 5.92% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.77	$42.67	$39.94	$65.50	$53.17	$45.84
Net investment loss	(0.06)[1]	(0.15)[1]	(0.04)[1]	(0.21)[1]	(0.23)	(0.07)
Net realized and unrealized gains (losses) on investments	6.79	9.18	4.39	(16.36)	18.46	11.68
Total from investment operations	6.73	9.03	4.35	(16.57)	18.23	11.61
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$45.95	$48.77	$42.67	$39.94	$65.50	$53.17
Total return[2]	13.56%	22.69%	11.92%	(29.05)%	36.19%	27.65%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.76%	0.73%	0.73%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.22)%	(0.35)%	(0.11)%	(0.41)%	(0.40)%	(0.15)%
Supplemental data
Portfolio turnover rate	45%	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$268,445	$287,990	$392,893	$408,403	$519,293	$391,705

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.86	$36.31	$34.34	$57.75	$47.60	$41.58
Net investment loss	(0.10)[1]	(0.23)[1]	(0.11)[1]	(0.31)[1]	(0.29)	(0.16)[1]
Net realized and unrealized gains (losses) on investments	5.70	7.71	3.70	(14.11)	16.34	10.46
Total from investment operations	5.60	7.48	3.59	(14.42)	16.05	10.30
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$36.91	$40.86	$36.31	$34.34	$57.75	$47.60
Total return[2]	13.41%	22.38%	11.60%	(29.22)%	35.82%	27.31%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.11%	1.08%	1.08%	1.09%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.48)%	(0.61)%	(0.35)%	(0.68)%	(0.65)%	(0.40)%
Supplemental data
Portfolio turnover rate	45%	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$105,885	$233,589	$220,544	$320,744	$647,618	$559,109

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.37	$42.36	$39.68	$65.17	$52.96	$45.70
Net investment loss	(0.07)[1]	(0.17)[1]	(0.06)[1]	(0.24)[1]	(0.26)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	6.73	9.11	4.36	(16.26)	18.37	11.63
Total from investment operations	6.66	8.94	4.30	(16.50)	18.11	11.54
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$45.48	$48.37	$42.36	$39.68	$65.17	$52.96
Total return[2]	13.53%	22.64%	11.87%	(29.09)%	36.10%	27.58%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.86%	0.83%	0.83%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.28)%	(0.40)%	(0.15)%	(0.47)%	(0.44)%	(0.20)%
Supplemental data
Portfolio turnover rate	45%	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$446,893	$566,044	$879,671	$1,027,038	$1,959,313	$1,607,803

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Growth Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,873,022,550 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,720,937,215
Gross unrealized losses	(26,066,200)
Net unrealized gains	$1,694,871,015
As of July 31, 2024, the Fund had a qualified late-year ordinary loss of $12,349,009 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$471,605,796	$0	$0	$471,605,796
Consumer discretionary	542,305,763	0	0	542,305,763
Consumer staples	38,780,649	0	0	38,780,649
Financials	435,083,488	0	0	435,083,488
Health care	293,423,300	0	0	293,423,300
Industrials	255,466,064	0	0	255,466,064
Information technology	1,435,529,987	0	0	1,435,529,987
Materials	68,525,579	0	0	68,525,579
Short-term investments
Investment companies	27,172,939	0	0	27,172,939
Total assets	$3,567,893,565	$0	$0	$3,567,893,565
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Growth Fund | 15

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.71% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:
16 | Allspring Growth Fund

Notes to financial statements (unaudited)

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $4,920 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $1,651,740,565 and $2,193,312,278, respectively.
6.
ACQUISITION
After the close of business on July 26, 2024, the Fund acquired the net assets of Allspring Discovery All Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Allspring Discovery All Cap Growth Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Discovery All Cap Growth Fund for 24,451,474 shares of the Fund valued at $747,673,717 at an exchange ratio of 1.67, 1.34, 1.47 and 1.33 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Discovery All Cap Growth Fund with a fair value of $748,485,211, identified cost of $421,769,452 and unrealized gains (losses) of $326,715,759 at July 26, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Discovery All Cap Growth Fund and the Fund immediately prior to the acquisition were $747,673,717 and $2,962,209,027, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,709,882,744. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Discovery All Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2024 would have been as follows:
Net investment loss	$(24,826,059)
Net realized and unrealized gains (losses) on investments	737,489,536
Net increase in net assets resulting from operations	$712,663,477
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Discovery All Cap Growth Fund that have been included in the Fund’s Statement of operations since July 27, 2024.
Allspring Growth Fund | 17

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.REDEMPTIONS IN-KIND
During the six months ended January 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
09-19-2024	$157,857,895	$10,483,380	$114,404,255	4.30%
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3009 01-25

Allspring Large Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Large Cap Growth Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.05%
Communication services: 15.05%
Entertainment: 3.95%
Netflix, Inc.†	22,352	$21,832,540
Spotify Technology SA†	31,342	17,192,654
		39,025,194
Interactive media & services: 11.10%
Alphabet, Inc. Class A	165,773	33,821,007
Meta Platforms, Inc. Class A	110,034	75,833,232
		109,654,239
Consumer discretionary: 16.24%
Broadline retail: 11.07%
Amazon.com, Inc.†	392,639	93,322,437
MercadoLibre, Inc.†	8,368	16,084,886
		109,407,323
Hotels, restaurants & leisure: 4.09%
Booking Holdings, Inc.	4,011	19,002,353
DoorDash, Inc. Class A†	113,206	21,376,689
		40,379,042
Household durables: 1.08%
PulteGroup, Inc.	94,029	10,698,620
Financials: 11.76%
Capital markets: 5.76%
KKR & Co., Inc.	108,343	18,100,865
S&P Global, Inc.	34,321	17,895,313
Tradeweb Markets, Inc. Class A	165,264	20,972,001
		56,968,179
Financial services: 4.15%
Mastercard, Inc. Class A	29,454	16,359,635
Visa, Inc. Class A	72,026	24,618,487
		40,978,122
Insurance: 1.85%
Progressive Corp.	74,151	18,273,773
Health care: 7.70%
Biotechnology: 1.38%
Argenx SE ADR†	20,824	13,642,427
Health care equipment & supplies: 3.59%
Boston Scientific Corp.†	229,640	23,505,950
Intuitive Surgical, Inc.†	20,911	11,958,583
		35,464,533
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care providers & services: 1.53%
UnitedHealth Group, Inc.	27,867	$15,117,569
Life sciences tools & services: 1.20%
Danaher Corp.	53,083	11,823,708
Industrials: 5.87%
Aerospace & defense: 2.59%
General Electric Co.	125,652	25,578,977
Construction & engineering: 1.55%
EMCOR Group, Inc.	34,281	15,359,945
Ground transportation: 1.73%
Old Dominion Freight Line, Inc.	91,952	17,067,211
Information technology: 40.43%
Communications equipment: 3.80%
Arista Networks, Inc.†	163,637	18,855,891
Motorola Solutions, Inc.	39,743	18,649,403
		37,505,294
IT services: 2.24%
Gartner, Inc.†	31,612	17,159,942
Globant SA†	23,201	4,949,237
		22,109,179
Semiconductors & semiconductor equipment: 9.54%
Analog Devices, Inc.	33,306	7,057,208
Broadcom, Inc.	125,187	27,700,128
NVIDIA Corp.	495,982	59,552,559
		94,309,895
Software: 17.95%
Cadence Design Systems, Inc.†	62,056	18,469,107
CyberArk Software Ltd.†	37,469	13,900,249
Microsoft Corp.	213,433	88,587,501
Salesforce, Inc.	90,981	31,088,208
ServiceNow, Inc.†	24,850	25,306,743
		177,351,808
Technology hardware, storage & peripherals: 6.90%
Apple, Inc.	289,102	68,228,072
Total common stocks (Cost $427,215,912)		958,943,110
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.07%
Investment companies: 3.07%
Allspring Government Money Market Fund Select Class♠∞		4.32%	30,329,766	$30,329,766
Total short-term investments (Cost $30,329,766)				30,329,766
Total investments in securities (Cost $457,545,678)	100.12%			989,272,876
Other assets and liabilities, net	(0.12)			(1,198,656)
Total net assets	100.00%			$988,074,220

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,570,173	$161,758,272	$(150,998,679)	$0	$0	$30,329,766	30,329,766	$157,321
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Growth Fund

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $427,215,912)	$958,943,110
Investments in affiliated securities, at value (cost $30,329,766)	30,329,766
Cash	4
Receivable for Fund shares sold	240,459
Receivable for dividends	66,167
Prepaid expenses and other assets	72,641
Total assets	989,652,147
Liabilities
Shareholder servicing fees payable	530,640
Management fee payable	480,035
Payable for Fund shares redeemed	372,888
Administration fees payable	153,215
Distribution fees payable	4,035
Trustees’ fees and expenses payable	2,971
Accrued expenses and other liabilities	34,143
Total liabilities	1,577,927
Total net assets	$988,074,220
Net assets consist of
Paid-in capital	$345,520,717
Total distributable earnings	642,553,503
Total net assets	$988,074,220
Computation of net asset value and offering price per share
Net assets–Class A	$747,451,100
Shares outstanding–Class A1	18,270,135
Net asset value per share–Class A	$40.91
Maximum offering price per share – Class A2	$43.41
Net assets–Class C	$5,766,640
Shares outstanding–Class C1	202,539
Net asset value per share–Class C	$28.47
Net assets–Class R6	$109,211,268
Shares outstanding–Class R6[1]	2,370,754
Net asset value per share–Class R6	$46.07
Net assets–Administrator Class	$44,108,673
Shares outstanding–Administrator Class[1]	1,034,967
Net asset value per share–Administrator Class	$42.62
Net assets–Institutional Class	$81,536,539
Shares outstanding–Institutional Class[1]	1,800,977
Net asset value per share–Institutional Class	$45.27
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 5

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,883)	$2,303,388
Income from affiliated securities	157,321
Interest	17
Total investment income	2,460,726
Expenses
Management fee	3,478,393
Administration fees
Class A	751,086
Class C	6,479
Class R6	16,161
Administrator Class	41,033
Institutional Class	54,307
Shareholder servicing fees
Class A	938,857
Class C	8,058
Administrator Class	78,894
Distribution fees
Class C	24,171
Custody and accounting fees	15,782
Professional fees	23,201
Registration fees	73,543
Shareholder report expenses	20,115
Trustees’ fees and expenses	11,639
Other fees and expenses	29,977
Total expenses	5,571,696
Less: Fee waivers and/or expense reimbursements
Fund-level	(767,381)
Administrator Class	(4,096)
Net expenses	4,800,219
Net investment loss	(2,339,493)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	179,622,790
Net change in unrealized gains (losses) on investments	(59,522,230)
Net realized and unrealized gains (losses) on investments	120,100,560
Net increase in net assets resulting from operations	$117,761,067
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment loss		$(2,339,493)		$(3,376,148)
Net realized gains on investments		179,622,790		79,565,836
Net change in unrealized gains (losses) on investments		(59,522,230)		112,936,202
Net increase in net assets resulting from operations		117,761,067		189,125,890
Distributions to shareholders from
Net investment income and net realized gains
Class A		(100,853,463)		(91,328,270)
Class C		(1,167,840)		(877,665)
Class R6		(13,072,970)		(9,452,040)
Administrator Class		(5,813,608)		(10,630,905)
Institutional Class		(10,106,676)		(5,273,115)
Total distributions to shareholders		(131,014,557)		(117,561,995)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	170,345	7,241,635	327,130	12,735,764
Class C	16,067	495,546	53,097	1,590,186
Class R6	129,156	6,119,142	163,982	7,118,787
Administrator Class	22,116	1,007,740	71,649	2,885,063
Institutional Class	1,063,983	50,139,289	282,822	12,394,644
		65,003,352		36,724,444
Reinvestment of distributions
Class A	2,378,701	98,192,788	2,593,945	88,686,986
Class C	40,606	1,167,840	34,581	877,665
Class R6	265,116	12,314,656	223,823	8,453,801
Administrator Class	135,158	5,811,775	300,308	10,630,905
Institutional Class	217,598	9,935,515	137,074	5,104,635
		127,422,574		113,753,992
Payment for shares redeemed
Class A	(1,196,232)	(51,650,199)	(1,775,432)	(68,930,852)
Class C	(55,007)	(1,668,759)	(78,383)	(2,136,986)
Class R6	(227,862)	(10,950,737)	(182,834)	(7,739,438)
Administrator Class	(872,768)	(40,421,988)	(293,499)	(12,002,047)
Institutional Class	(1,266,657)	(60,613,976)	(447,090)	(18,758,968)
		(165,305,659)		(109,568,291)
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	2,566,571	$105,615,660
Class C	0	0	90,857	2,761,594
Class R6	0	0	642,966	29,301,766
Administrator Class	0	0	130,579	5,567,174
Institutional Class	0	0	977,906	43,909,801
		0		187,155,995
Net increase in net assets resulting from capital share transactions		27,120,267		228,066,140
Total increase in net assets		13,866,777		299,630,035
Net assets
Beginning of period		974,207,443		674,577,408
End of period		$988,074,220		$974,207,443
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.87	$39.13	$37.58	$55.05	$49.63	$44.23
Net investment loss	(0.12)[1]	(0.20)[1]	(0.08)[1]	(0.24)[1]	(0.25)	(0.11)[1]
Net realized and unrealized gains (losses) on investments	5.39	10.08	5.15	(9.43)	12.60	9.66
Total from investment operations	5.27	9.88	5.07	(9.67)	12.35	9.55
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Net asset value, end of period	$40.91	$41.87	$39.13	$37.58	$55.05	$49.63
Total return[2]	12.44%	29.36%	15.86%	(20.79)%	27.25%	23.51%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.19%	1.17%	1.17%	1.18%
Net expenses	1.02%	1.03%	1.06%	1.04%	1.05%	1.05%
Net investment loss	(0.53)%	(0.52)%	(0.24)%	(0.52)%	(0.53)%	(0.24)%
Supplemental data
Portfolio turnover rate	33%	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$747,451	$708,313	$516,771	$492,177	$688,523	$587,771

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.92	$30.87	$30.66	$46.65	$43.32	$39.41
Net investment loss	(0.21)[1]	(0.39)[1]	(0.28)[1]	(0.49)[1]	(0.56)[1]	(0.38)[1]
Net realized and unrealized gains (losses) on investments	3.99	7.58	4.01	(7.70)	10.82	8.44
Total from investment operations	3.78	7.19	3.73	(8.19)	10.26	8.06
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Net asset value, end of period	$28.47	$30.92	$30.87	$30.66	$46.65	$43.32
Total return[2]	12.01%	28.35%	15.00%	(21.42)%	26.28%	22.57%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.91%	1.91%	1.92%	1.92%	1.93%
Net expenses	1.77%	1.81%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(1.28)%	(1.30)%	(1.00)%	(1.29)%	(1.29)%	(1.00)%
Supplemental data
Portfolio turnover rate	33%	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$5,767	$6,211	$3,110	$3,207	$6,351	$9,918

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.36	$42.45	$40.28	$58.26	$51.95	$46.06
Net investment income (loss)	(0.03)[1]	(0.06)[1]	0.09 [1]	(0.06)[1]	(0.08)[1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	5.97	11.11	5.60	(10.12)	13.32	10.09
Total from investment operations	5.94	11.05	5.69	(10.18)	13.24	10.17
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.13)
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Total distributions to shareholders	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.28)
Net asset value, end of period	$46.07	$46.36	$42.45	$40.28	$58.26	$51.95
Total return[2]	12.69%	29.87%	16.37%	(20.49)%	27.76%	24.03%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.76%	0.74%	0.74%	0.75%
Net expenses	0.60%	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.11)%	(0.13)%	0.24%	(0.13)%	(0.13)%	0.17%
Supplemental data
Portfolio turnover rate	33%	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$109,211	$102,190	$57,583	$216,150	$377,470	$327,584

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.37	$40.26	$38.51	$56.18	$50.47	$44.87
Net investment loss	(0.11)[1]	(0.18)[1]	(0.05)[1]	(0.20)	(0.23)	(0.07)
Net realized and unrealized gains (losses) on investments	5.59	10.43	5.32	(9.67)	12.87	9.83
Total from investment operations	5.48	10.25	5.27	(9.87)	12.64	9.76
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Total distributions to shareholders	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.16)
Net asset value, end of period	$42.62	$43.37	$40.26	$38.51	$56.18	$50.47
Total return[2]	12.50%	29.46%	16.00%	(20.72)%	27.38%	23.63%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.11%	1.09%	1.09%	1.10%
Net expenses	0.94%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.47)%	(0.44)%	(0.13)%	(0.42)%	(0.43)%	(0.14)%
Supplemental data
Portfolio turnover rate	33%	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$44,109	$75,915	$62,059	$60,062	$85,825	$79,334

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$45.68	$41.96	$39.90	$57.83	$51.67	$45.84
Net investment income (loss)	(0.05)[1]	(0.10)[1]	0.03 [1]	(0.11)[1]	(0.12)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	5.87	10.96	5.55	(10.02)	13.21	10.04
Total from investment operations	5.82	10.86	5.58	(10.13)	13.09	10.07
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.09)
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Total distributions to shareholders	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)	(4.24)
Net asset value, end of period	$45.27	$45.68	$41.96	$39.90	$57.83	$51.67
Total return[2]	12.62%	29.75%	16.24%	(20.57)%	27.61%	23.89%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.86%	0.84%	0.84%	0.85%
Net expenses	0.70%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.21)%	(0.23)%	0.08%	(0.22)%	(0.23)%	0.07%
Supplemental data
Portfolio turnover rate	33%	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$81,537	$81,579	$35,055	$43,622	$77,917	$72,681

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $459,125,878 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$539,828,389
Gross unrealized losses	(9,681,391)
Net unrealized gains	$530,146,998
As of July 31, 2024, the Fund had a qualified late-year ordinary loss of $2,327,661 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$148,679,433	$0	$0	$148,679,433
Consumer discretionary	160,484,985	0	0	160,484,985
Financials	116,220,074	0	0	116,220,074
Health care	76,048,237	0	0	76,048,237
Industrials	58,006,133	0	0	58,006,133
Information technology	399,504,248	0	0	399,504,248
Short-term investments
Investment companies	30,329,766	0	0	30,329,766
Total assets	$989,272,876	$0	$0	$989,272,876
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
Allspring Large Cap Growth Fund | 15

Notes to financial statements (unaudited)
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.02%
Class C	1.77
Class R6	0.60
Administrator Class	0.94
Institutional Class	0.70
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
16 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $4,047 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $318,623,043 and $398,680,329, respectively.
6.
ACQUISITION
After the close of business on July 26, 2024, the Fund acquired the net assets of Allspring Discovery Large Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring Discovery Large Cap Growth Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Discovery Large Cap Growth Fund for 4,408,879 shares of the Fund valued at $187,155,995 at an exchange ratio of 0.15, 0.01, 0.19, 0.18 and 0.20 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Discovery Large Cap Growth Fund with a fair value of $187,339,492, identified cost of $100,117,907 and unrealized gains (losses) of $87,221,585 at July 26, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Discovery Large Cap Growth Fund and the Fund immediately prior to the acquisition were $187,155,995 and $771,980,335, respectively. The aggregate net assets of the Fund immediately after the acquisition were $959,136,330. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Discovery Large Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2024 would have been as follows:
Net investment loss	$(3,967,449)
Net realized and unrealized gains (losses) on investments	237,048,848
Net increase in net assets resulting from operations	$233,081,399
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Discovery Large Cap Growth Fund that have been included in the Fund’s Statement of operations since July 27, 2024.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
Allspring Large Cap Growth Fund | 17

Notes to financial statements (unaudited)
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.REDEMPTIONS IN-KIND
During the six months ended January 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
09-19-2024	$43,563,566	$2,274,884	$35,011,847	4.34%
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Large Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Large Cap Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Large Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3354 01-25

Allspring Large Company Value Fund
Long Form Financial Statements
Semi-Annual Report
January 31, 2025

Allspring Large Company Value Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.28%
Communication services: 5.75%
Diversified telecommunication services: 2.34%
AT&T, Inc.	112,105	$2,660,252
Verizon Communications, Inc.	78,619	3,096,802
		5,757,054
Interactive media & services: 1.06%
Alphabet, Inc. Class A	6,388	1,303,280
Alphabet, Inc. Class C	6,372	1,310,083
		2,613,363
Media: 2.35%
Charter Communications, Inc. Class A†	213	73,589
Comcast Corp. Class A	87,581	2,947,977
News Corp. Class A	97,466	2,740,744
		5,762,310
Consumer discretionary: 5.38%
Automobiles: 0.12%
General Motors Co.	5,749	284,345
Broadline retail: 1.62%
Coupang, Inc.†	169,908	3,994,537
Hotels, restaurants & leisure: 2.27%
Aramark	1,552	60,388
Chipotle Mexican Grill, Inc. Class A†	27,279	1,591,730
DoorDash, Inc. Class A†	20,827	3,932,762
		5,584,880
Household durables: 0.60%
Garmin Ltd.	6,876	1,484,185
Specialty retail: 0.18%
Murphy USA, Inc.	876	440,549
Textiles, apparel & luxury goods: 0.59%
Deckers Outdoor Corp.†	8,160	1,447,258
Consumer staples: 8.19%
Beverages: 0.77%
Coca-Cola Consolidated, Inc.	1,391	1,902,359
Consumer staples distribution & retail: 1.54%
Costco Wholesale Corp.	66	64,672
Walmart, Inc.	38,016	3,731,651
		3,796,323
Food products: 1.68%
Archer-Daniels-Midland Co.	30,153	1,544,738
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Food products(continued)
Pilgrim’s Pride Corp.†	21,310	$991,768
Tyson Foods, Inc. Class A	28,143	1,589,798
		4,126,304
Household products: 1.14%
Colgate-Palmolive Co.	32,173	2,789,399
Tobacco: 3.06%
Altria Group, Inc.	44,721	2,335,778
Philip Morris International, Inc.	39,864	5,190,292
		7,526,070
Energy: 5.36%
Energy equipment & services: 0.32%
TechnipFMC PLC	26,454	794,943
Oil, gas & consumable fuels: 5.04%
ConocoPhillips	12,314	1,216,993
Devon Energy Corp.	2,203	75,122
Diamondback Energy, Inc.	2,122	348,772
EOG Resources, Inc.	488	61,386
Exxon Mobil Corp.	36,913	3,943,416
Kinder Morgan, Inc.	191,384	5,259,232
Kinetik Holdings, Inc. Class A	1,394	89,815
Marathon Petroleum Corp.	421	61,344
Ovintiv, Inc.	9,001	380,022
Valero Energy Corp.	7,130	948,290
		12,384,392
Financials: 21.98%
Banks: 5.72%
Bank of America Corp.	1,325	61,347
Citigroup, Inc.	60,441	4,921,711
East West Bancorp, Inc.	30,105	3,099,912
JPMorgan Chase & Co.	11,792	3,152,001
KeyCorp	15,008	269,844
PNC Financial Services Group, Inc.	306	61,491
Popular, Inc.	3,083	317,364
U.S. Bancorp	1,219	58,244
Wells Fargo & Co.	26,821	2,113,495
		14,055,409
Capital markets: 7.59%
Ameriprise Financial, Inc.	6,643	3,609,540
Charles Schwab Corp.	76,380	6,318,154
CME Group, Inc.	3,637	860,223
Goldman Sachs Group, Inc.	865	553,946
Intercontinental Exchange, Inc.	28,130	4,496,018
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
KKR & Co., Inc.	9,960	$1,664,017
Morgan Stanley	8,414	1,164,750
		18,666,648
Consumer finance: 0.53%
Ally Financial, Inc.	5,703	222,246
American Express Co.	1,129	358,401
Capital One Financial Corp.	3,578	728,874
		1,309,521
Financial services: 2.71%
Berkshire Hathaway, Inc. Class B†	10,288	4,821,677
Fiserv, Inc.†	2,761	596,487
Payoneer Global, Inc.†	117,232	1,242,659
		6,660,823
Insurance: 5.43%
Allstate Corp.	26,746	5,144,058
Hartford Financial Services Group, Inc.	8,605	959,888
Markel Group, Inc.†	1,077	1,969,596
Oscar Health, Inc. Class A†	40,344	669,710
Progressive Corp.	9,300	2,291,892
Prudential Financial, Inc.	2,187	264,102
Reinsurance Group of America, Inc.	388	88,410
Travelers Cos., Inc.	1,840	451,131
Unum Group	19,911	1,518,214
		13,357,001
Health care: 15.62%
Biotechnology: 4.13%
ADMA Biologics, Inc.†	3,228	52,132
Catalyst Pharmaceuticals, Inc.†	159,757	3,604,118
Exelixis, Inc.†	27,281	904,365
Gilead Sciences, Inc.	33,705	3,276,126
Neurocrine Biosciences, Inc.†	1,901	288,610
Regeneron Pharmaceuticals, Inc.†	3,009	2,024,997
		10,150,348
Health care equipment & supplies: 2.67%
Abbott Laboratories	1,122	143,538
Boston Scientific Corp.†	43,566	4,459,416
Intuitive Surgical, Inc.†	165	94,360
Medtronic PLC	20,611	1,871,891
		6,569,205
Health care providers & services: 5.12%
Cardinal Health, Inc.	762	94,229
Centene Corp.†	29,550	1,892,087
Cigna Group	15,158	4,459,635
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
CVS Health Corp.	51,178	$2,890,533
Elevance Health, Inc.	8,060	3,189,342
UnitedHealth Group, Inc.	117	63,471
		12,589,297
Life sciences tools & services: 1.13%
Danaher Corp.	12,546	2,794,496
Pharmaceuticals: 2.57%
Eli Lilly & Co.	3,314	2,687,919
Johnson & Johnson	2,085	317,233
Merck & Co., Inc.	33,495	3,309,976
		6,315,128
Industrials: 13.00%
Aerospace & defense: 3.29%
General Dynamics Corp.	6,488	1,667,286
General Electric Co.	4,645	945,583
Leonardo DRS, Inc.†	20,707	727,851
Lockheed Martin Corp.	2,939	1,360,610
Northrop Grumman Corp.	6,973	3,397,734
		8,099,064
Building products: 0.45%
Owens Corning	570	105,194
Trane Technologies PLC	2,766	1,003,366
		1,108,560
Commercial services & supplies: 1.86%
Cintas Corp.	22,762	4,565,374
Construction & engineering: 0.93%
EMCOR Group, Inc.	5,121	2,294,515
Ground transportation: 1.50%
CSX Corp.	112,005	3,681,605
Machinery: 4.62%
Allison Transmission Holdings, Inc.	13,461	1,582,206
Cummins, Inc.	13,728	4,890,600
Parker-Hannifin Corp.	6,901	4,879,352
		11,352,158
Passenger airlines: 0.33%
Delta Air Lines, Inc.	12,082	812,756
Professional services: 0.02%
Booz Allen Hamilton Holding Corp. Class A	455	58,695
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Information technology: 7.71%
Communications equipment: 2.34%
Arista Networks, Inc.†	36,874	$4,248,991
Motorola Solutions, Inc.	3,207	1,504,885
		5,753,876
IT services: 2.07%
GoDaddy, Inc. Class A†	23,920	5,086,588
Semiconductors & semiconductor equipment: 2.60%
Micron Technology, Inc.	3,105	283,300
NVIDIA Corp.	28,347	3,403,624
QUALCOMM, Inc.	15,623	2,701,686
		6,388,610
Software: 0.60%
Commvault Systems, Inc.†	6,015	957,949
ServiceNow, Inc.†	497	506,135
		1,464,084
Technology hardware, storage & peripherals: 0.10%
Hewlett Packard Enterprise Co.	12,143	257,310
Materials: 5.26%
Chemicals: 1.58%
DuPont de Nemours, Inc.	20,547	1,578,009
Linde PLC	5,157	2,300,641
		3,878,650
Construction materials: 2.24%
CRH PLC	55,515	5,497,650
Containers & packaging: 0.62%
Packaging Corp. of America	7,168	1,524,347
Metals & mining: 0.82%
Freeport-McMoRan, Inc.	56,376	2,021,080
Real estate: 5.13%
Hotel & resort REITs: 0.16%
Park Hotels & Resorts, Inc.	28,374	382,765
Real estate management & development: 2.54%
CBRE Group, Inc. Class A†	17,856	2,584,477
Jones Lang LaSalle, Inc.†	12,992	3,674,138
		6,258,615
Specialized REITs: 2.43%
Equinix, Inc.	5,013	4,580,178
VICI Properties, Inc. Class A	46,881	1,395,647
		5,975,825
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Utilities: 3.90%
Electric utilities: 3.68%
Constellation Energy Corp.	1,626	$487,768
Duke Energy Corp.	9,156	1,025,380
Exelon Corp.	95,926	3,837,040
NRG Energy, Inc.	20,451	2,095,001
Southern Co.	19,293	1,619,647
		9,064,836
Gas utilities: 0.12%
National Fuel Gas Co.	4,179	292,655
Multi-utilities: 0.10%
DTE Energy Co.	1,995	239,161
Total common stocks (Cost $214,811,091)		239,214,926

		Yield
Short-term investments: 2.43%
Investment companies: 2.43%
Allspring Government Money Market Fund Select Class♠∞		4.32%	5,982,876	5,982,876
Total short-term investments (Cost $5,982,876)				5,982,876
Total investments in securities (Cost $220,793,967)	99.71%			245,197,802
Other assets and liabilities, net	0.29			719,621
Total net assets	100.00%			$245,917,423

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,131,370	$12,897,483	$(12,045,977)	$0	$0	$5,982,876	5,982,876	$140,561
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 7

Portfolio of investments—January 31, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	20	3-21-2025	$6,085,555	$6,067,250	$0	$(18,305)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Company Value Fund

Statement of assets and liabilities—January 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $214,811,091)	$239,214,926
Investments in affiliated securities, at value (cost $5,982,876)	5,982,876
Cash	3
Cash at broker segregated for futures contracts	721,000
Receivable for dividends	206,242
Receivable for Fund shares sold	5,995
Prepaid expenses and other assets	72,750
Total assets	246,203,792
Liabilities
Shareholder servicing fees payable	89,431
Management fee payable	60,360
Administration fees payable	42,387
Payable for daily variation margin on open futures contracts	32,000
Payable for Fund shares redeemed	29,124
Professional fees payable	15,912
Trustees’ fees and expenses payable	7,235
Distribution fee payable	1,067
Accrued expenses and other liabilities	8,853
Total liabilities	286,369
Total net assets	$245,917,423
Net assets consist of
Paid-in capital	$214,113,667
Total distributable earnings	31,803,756
Total net assets	$245,917,423
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 9

Statement of assets and liabilities—January 31, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$223,375,538
Shares outstanding–Class A1	16,222,466
Net asset value per share–Class A	$13.77
Maximum offering price per share – Class A2	$14.61
Net assets–Class C	$1,491,766
Shares outstanding–Class C1	102,569
Net asset value per share–Class C	$14.54
Net assets–Class R6	$1,891,955
Shares outstanding–Class R6[1]	136,373
Net asset value per share–Class R6	$13.87
Net assets–Administrator Class	$9,782,261
Shares outstanding–Administrator Class[1]	698,572
Net asset value per share–Administrator Class	$14.00
Net assets–Institutional Class	$9,375,903
Shares outstanding–Institutional Class[1]	674,255
Net asset value per share–Institutional Class	$13.91
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Company Value Fund

Statement of operations—six months ended January 31, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$2,107,019
Income from affiliated securities	140,561
Interest	17,139
Total investment income	2,264,719
Expenses
Management fee	500,335
Administration fees
Class A	227,548
Class C	1,550
Class R6	226
Administrator Class	6,515
Institutional Class	6,201
Shareholder servicing fees
Class A	284,435
Class C	1,937
Administrator Class	12,380
Distribution fee
Class C	5,812
Custody and accounting fees	6,172
Professional fees	22,903
Registration fees	43,588
Shareholder report expenses	19,100
Trustees’ fees and expenses	12,209
Other fees and expenses	13,688
Total expenses	1,164,599
Less: Fee waivers and/or expense reimbursements
Fund-level	(155,036)
Net expenses	1,009,563
Net investment income	1,255,156
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	16,609,116
Futures contracts	539,535
Net realized gains on investments	17,148,651
Net change in unrealized gains (losses) on
Unaffiliated securities	(5,562,608)
Futures contracts	(57,306)
Net change in unrealized gains (losses) on investments	(5,619,914)
Net realized and unrealized gains (losses) on investments	11,528,737
Net increase in net assets resulting from operations	$12,783,893
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2025 (unaudited)		Year ended July 31, 2024
Operations
Net investment income		$1,255,156		$2,941,614
Net realized gains on investments		17,148,651		22,616,592
Net change in unrealized gains (losses) on investments		(5,619,914)		13,890,847
Net increase in net assets resulting from operations		12,783,893		39,449,053
Distributions to shareholders from
Net investment income and net realized gains
Class A		(26,243,635)		(2,616,539)
Class C		(164,362)		(5,845)
Class R6		(216,789)		(17,312)
Administrator Class		(1,154,690)		(119,384)
Institutional Class		(1,156,708)		(83,719)
Total distributions to shareholders		(28,936,184)		(2,842,799)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	135,159	1,976,907	263,269	3,359,299
Class C	1,586	25,219	8,706	112,120
Class R6	55,181	843,870	17,416	230,852
Administrator Class	4,663	70,577	8,697	117,850
Institutional Class	126,588	1,915,036	306,822	4,276,156
		4,831,609		8,096,277
Reinvestment of distributions
Class A	1,861,471	25,676,610	195,031	2,558,132
Class C	11,303	164,362	431	5,845
Class R6	15,605	216,789	1,307	17,312
Administrator Class	80,269	1,125,662	8,262	110,110
Institutional Class	83,004	1,156,708	6,249	83,719
		28,340,131		2,775,118
Payment for shares redeemed
Class A	(807,934)	(11,860,629)	(1,919,544)	(25,004,433)
Class C	(8,637)	(133,121)	(93,110)	(1,245,352)
Class R6	(8,044)	(120,208)	(23,136)	(319,611)
Administrator Class	(34,867)	(501,344)	(110,170)	(1,470,123)
Institutional Class	(92,139)	(1,338,034)	(128,170)	(1,712,662)
		(13,953,336)		(29,752,181)
Net increase (decrease) in net assets resulting from capital share transactions		19,218,404		(18,880,786)
Total increase in net assets		3,066,113		17,725,468
Net assets
Beginning of period		242,851,310		225,125,842
End of period		$245,917,423		$242,851,310
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.78	$12.58	$12.10	$17.25	$12.31	$12.92
Net investment income	0.07 [1]	0.17 [1]	0.18 [1]	0.17	0.19	0.20
Net realized and unrealized gains (losses) on investments	0.72	2.20	0.49	(0.06)	5.20	(0.53)
Total from investment operations	0.79	2.37	0.67	0.11	5.39	(0.33)
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.19)	(0.18)	(0.19)	(0.21)
Net realized gains	(1.72)	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(1.80)	(0.17)	(0.19)	(5.26)	(0.45)	(0.28)
Net asset value, end of period	$13.77	$14.78	$12.58	$12.10	$17.25	$12.31
Total return[2]	5.34%	18.98%	5.70%	(0.51)%	44.41%	(2.49)%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.96%	0.97%	0.94%	0.96%	0.99%
Net expenses	0.82%	0.80%	0.81%	0.81%	0.81%	0.82%
Net investment income	0.99%	1.31%	1.52%	1.28%	1.23%	1.63%
Supplemental data
Portfolio turnover rate	84%	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$223,376	$222,200	$207,545	$209,748	$231,930	$174,028

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.52	$13.19	$12.67	$17.84	$12.75	$13.34
Net investment income	0.02 [1]	0.08 [1]	0.09 [1]	0.08 [1]	0.07 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.74	2.30	0.53	(0.09)	5.40	(0.56)
Total from investment operations	0.76	2.38	0.62	(0.01)	5.47	(0.44)
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.10)	(0.08)	(0.12)	(0.08)
Net realized gains	(1.72)	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(1.74)	(0.05)	(0.10)	(5.16)	(0.38)	(0.15)
Net asset value, end of period	$14.54	$15.52	$13.19	$12.67	$17.84	$12.75
Total return[2]	4.90%	18.05%	4.96%	(1.30)%	43.33%	(3.27)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.71%	1.72%	1.69%	1.70%	1.74%
Net expenses	1.57%	1.57%	1.58%	1.58%	1.58%	1.58%
Net investment income	0.24%	0.58%	0.76%	0.59%	0.47%	0.92%
Supplemental data
Portfolio turnover rate	84%	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$1,492	$1,526	$2,405	$2,307	$907	$482

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.88	$12.66	$12.18	$17.33	$12.37	$13.04
Net investment income	0.11 [1]	0.23 [1]	0.23 [1]	0.24 [1]	0.25	0.30
Net realized and unrealized gains (losses) on investments	0.71	2.21	0.49	(0.07)	5.22	(0.57)
Total from investment operations	0.82	2.44	0.72	0.17	5.47	(0.27)
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.24)	(0.24)	(0.25)	(0.33)
Net realized gains	(1.72)	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(1.83)	(0.22)	(0.24)	(5.32)	(0.51)	(0.40)
Net asset value, end of period	$13.87	$14.88	$12.66	$12.18	$17.33	$12.37
Total return[2]	5.52%	19.48%	6.12%	(0.10)%	44.94%	(2.09)%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.54%	0.54%	0.51%	0.53%	0.58%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.40%	1.71%	1.91%	1.79%	1.65%	1.69%
Supplemental data
Portfolio turnover rate	84%	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$1,892	$1,095	$988	$842	$224	$151

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.00	$12.77	$12.27	$17.42	$12.44	$13.06
Net investment income	0.08 [1]	0.18 [1]	0.19 [1]	0.19	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.72	2.22	0.51	(0.08)	5.24	(0.54)
Total from investment operations	0.80	2.40	0.70	0.11	5.44	(0.32)
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.20)	(0.18)	(0.20)	(0.23)
Net realized gains	(1.72)	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(1.80)	(0.17)	(0.20)	(5.26)	(0.46)	(0.30)
Net asset value, end of period	$14.00	$15.00	$12.77	$12.27	$17.42	$12.44
Total return[2]	5.37%	18.98%	5.86%	(0.49)%	44.36%	(2.41)%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.89%	0.88%	0.85%	0.88%	0.91%
Net expenses	0.75%	0.74%	0.74%	0.75%	0.75%	0.75%
Net investment income	1.06%	1.37%	1.59%	1.31%	1.30%	1.71%
Supplemental data
Portfolio turnover rate	84%	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$9,782	$9,729	$9,470	$10,564	$16,080	$11,813

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2025 (unaudited)	Year ended July 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.91	$12.69	$12.20	$17.35	$12.38	$13.04
Net investment income	0.10 [1]	0.21 [1]	0.22 [1]	0.23 [1]	0.22	0.26
Net realized and unrealized gains (losses) on investments	0.72	2.21	0.50	(0.08)	5.25	(0.55)
Total from investment operations	0.82	2.42	0.72	0.15	5.47	(0.29)
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.23)	(0.22)	(0.24)	(0.30)
Net realized gains	(1.72)	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(1.82)	(0.20)	(0.23)	(5.30)	(0.50)	(0.37)
Net asset value, end of period	$13.91	$14.91	$12.69	$12.20	$17.35	$12.38
Total return[2]	5.54%	19.32%	6.09%	(0.22)%	44.84%	(2.20)%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.64%	0.64%	0.61%	0.63%	0.66%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.31%	1.58%	1.83%	1.61%	1.56%	1.96%
Supplemental data
Portfolio turnover rate	84%	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$9,376	$8,301	$4,719	$4,641	$4,051	$2,142

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
18 | Allspring Large Company Value Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the aggregate cost of all investments for federal income tax purposes was $221,276,296 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,926,316
Gross unrealized losses	(6,023,115)
Net unrealized gains	$23,903,201
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Fund | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,132,727	$0	$0	$14,132,727
Consumer discretionary	13,235,754	0	0	13,235,754
Consumer staples	20,140,455	0	0	20,140,455
Energy	13,179,335	0	0	13,179,335
Financials	54,049,402	0	0	54,049,402
Health care	38,418,474	0	0	38,418,474
Industrials	31,972,727	0	0	31,972,727
Information technology	18,950,468	0	0	18,950,468
Materials	12,921,727	0	0	12,921,727
Real estate	12,617,205	0	0	12,617,205
Utilities	9,596,652	0	0	9,596,652
Short-term investments
Investment companies	5,982,876	0	0	5,982,876
Total assets	$245,197,802	$0	$0	$245,197,802
Liabilities
Futures contracts	$18,305	$0	$0	$18,305
Total liabilities	$18,305	$0	$0	$18,305
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
20 | Allspring Large Company Value Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Class C	1.57
Class R6	0.40
Administrator Class	0.75
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2025, Allspring Funds Distributor received $605 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2025 were $201,524,656 and $210,459,447, respectively.
Allspring Large Company Value Fund | 21

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2025, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $5,438,336 in long futures contracts during the six months ended January 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
22 | Allspring Large Company Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Large Company Value Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring Large Company Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3325 01-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 27, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: March 27, 2025